UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08257

STATE STREET INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Shareholder Report.

(a) The Report to Shareholders is attached herewith.

(b) Not Applicable.

Semi-Annual Report

March 31, 2021

State Street Institutional Funds

State Street Institutional Funds

Semi-Annual Report

March 31, 2021

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

State Street Institutional Funds

Notes to Performance — March 31, 2021 (Unaudited)

Total return performance shown in this report for the State Street Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods of less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at www.ssga.com/geam for the most recent month-end performance data.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Institutional Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) for investment advisory and administrative services.

Notes to Performance	1

State Street Institutional U.S. Equity Fund

Understanding Your Fund’s Expenses — March 31, 2021 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2021.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2020	$1,000.00	$1,000.00
Ending Account Value March 31, 2021	$1,188.40	$1,023.20
Expenses Paid During Period*	$1.91	$1.77

*

Expenses are equal to the Fund’s annualized expense ratio of 0.37% for Investment Class shares and 0.62% for Service Class shares (for the period October 1, 2020-March 31, 2021), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2020	$1,000.00	$1,000.00
Ending Account Value March 31, 2021	$1,186.90	$1,021.90
Expenses Paid During Period*	$3.27	$3.02

*

Expenses are equal to the Fund’s annualized expense ratio of 0.37% for Investment Class shares and 0.62% for Service Class shares (for the period October 1, 2020-March 31, 2021), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Fund Information — March 31, 2021 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $548,508 (in thousands) as of March 31, 2021 (a)(b)

Top Ten Largest Holdings

as of March 31, 2021 (as a % of Fair Value) (a)(b)

Microsoft Corp.	5.73%
Amazon.com Inc.	4.71%
Apple Inc.	4.65%
Alphabet Inc., Class A	3.23%
JPMorgan Chase & Co.	2.83%
Facebook Inc., Class A	2.64%
Visa Inc., Class A	2.43%
Applied Materials Inc.	1.91%
Boston Scientific Corp.	1.85%
Lowe’s Companies Inc.	1.82%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional U.S. Equity Fund	3

State Street Institutional U.S. Equity Fund

Schedule of Investments — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 98.9%†
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	39,136	3,024,039

Air Freight & Logistics - 0.8%
United Parcel Service Inc.,
Class B	24,432	4,153,196

Apparel Retail - 1.4%
Ross Stores Inc.	62,916	7,544,258

Application Software - 2.4%
Adobe Inc. (a)	7,268	3,454,989
Intuit Inc.	2,618	1,002,851
salesforce.com Inc. (a)	37,774	8,003,178
Splunk Inc. (a)	6,484	878,452

		13,339,470

Asset Management & Custody Banks - 0.3%
The Blackstone Group Inc.	19,955	1,487,246

Automotive Retail - 0.6%
O’Reilly Automotive Inc. (a)	6,006	3,046,543

Biotechnology - 0.9%
BioMarin Pharmaceutical Inc. (a)	24,132	1,822,208
Vertex Pharmaceuticals Inc. (a)	13,343	2,867,277

		4,689,485

Building Products - 1.8%
Allegion PLC	20,290	2,548,830
Trane Technologies PLC	43,535	7,207,654

		9,756,484

Cable & Satellite - 1.5%
Charter Communications Inc., Class A (a)	7,721	4,764,011
Comcast Corp., Class A	66,204	3,582,299

		8,346,310

Construction Materials - 0.9%
Martin Marietta Materials Inc.	14,569	4,892,562

Data Processing & Outsourced Services - 4.5%
Fidelity National Information Services Inc.	12,939	1,819,353
Mastercard Inc., Class A	17,032	6,064,243
PayPal Holdings Inc. (a)	13,265	3,221,273
Visa Inc., Class A	63,030	13,345,342

		24,450,211

	Number of Shares	Fair Value $
Diversified Banks - 2.8%
JPMorgan Chase & Co.	101,910	15,513,759

Diversified Support Services - 0.6%
Cintas Corp.	9,806	3,346,886

Electric Utilities - 0.9%
NextEra Energy Inc.	64,609	4,885,086

Electronic Components - 2.6%
Amphenol Corp., Class A	80,944	5,339,876
Corning Inc.	201,304	8,758,737

		14,098,613

Electronic Equipment & Instruments - 0.7%
Keysight Technologies Inc. (a)	26,778	3,839,965

Environmental & Facilities Services - 1.5%
Waste Management Inc.	64,472	8,318,177

Financial Exchanges & Data - 1.6%
CME Group Inc.	23,972	4,895,801
MSCI Inc.	2,131	893,486
S&P Global Inc.	5,794	2,044,529

Tradeweb Markets Inc.,
Class A	16,364	1,210,936

		9,044,752

Footwear - 0.8%
NIKE Inc., Class B	31,692	4,211,550

Healthcare Equipment - 4.1%
Becton Dickinson & Co.	16,921	4,114,341
Boston Scientific Corp. (a)	262,409	10,142,108
Edwards Lifesciences Corp. (a)	30,338	2,537,470
Medtronic PLC	30,059	3,550,870
Zimmer Biomet Holdings Inc.	15,059	2,410,645

		22,755,434

Healthcare Services - 0.6%
Cigna Corp.	13,726	3,318,123

Home Improvement Retail - 2.2%
Lowe’s Companies Inc.	52,547	9,993,388
The Home Depot Inc.	5,983	1,826,311

		11,819,699

Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc.,
Class A	41,776	6,187,443

See Notes to Schedules of Investments and Notes to Financial Statements.

4	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Household Products - 1.4%
Colgate-Palmolive Co.	26,369	2,078,668
The Procter & Gamble Co.	41,315	5,595,291

		7,673,959

Hypermarkets & Super Centers - 0.4%
Walmart Inc.	15,496	2,104,822

Industrial Conglomerates - 2.1%
Honeywell International Inc.	43,662	9,477,711
Roper Technologies Inc.	5,477	2,209,093

		11,686,804

Industrial Gases - 1.5%
Air Products & Chemicals Inc.	29,763	8,373,522

Industrial Machinery - 0.4%
Xylem Inc.	20,536	2,159,976

Insurance Brokers - 0.2%
Marsh & McLennan
Companies Inc.	11,095	1,351,371

Integrated Oil & Gas - 0.9%
Chevron Corp.	29,065	3,045,721
Exxon Mobil Corp.	35,601	1,987,604

		5,033,325

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	15,568	1,447,824

Interactive Media & Services - 7.4%
Alphabet Inc., Class C (a)	3,989	8,251,765
Alphabet Inc., Class A (a)	8,601	17,739,735
Facebook Inc., Class A (a)	49,134	14,471,437

		40,462,937

Internet & Direct Marketing Retail - 4.7%
Amazon.com Inc. (a)	8,351	25,838,663

Investment Banking & Brokerage - 0.4%
The Charles Schwab Corp.	30,796	2,007,283

IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	7,522	2,077,953

Life & Health Insurance - 0.2%
Lincoln National Corp.	13,659	850,546

Life Sciences Tools & Services - 1.2%
IQVIA Holdings Inc. (a)	33,732	6,514,998

	Number of Shares	Fair Value $
Managed Healthcare - 2.0%
Centene Corp. (a)	71,781	4,587,524
UnitedHealth Group Inc.	17,504	6,512,713

		11,100,237

Movies & Entertainment - 2.3%
Netflix Inc. (a)	6,739	3,515,467
The Walt Disney Co. (a)	50,337	9,288,183

		12,803,650

Multi-Line Insurance - 0.3%
American International
Group Inc.	33,934	1,568,090

Multi-Sector Holdings - 1.2%
Berkshire Hathaway Inc.,
Class B (a)	25,202	6,438,355

Multi-Utilities - 1.6%
Sempra Energy	67,688	8,974,075

Oil & Gas Equipment & Services - 0.3%
Schlumberger N.V.	52,409	1,425,001

Oil & Gas Exploration & Production - 1.4%
ConocoPhillips	107,469	5,692,633
Pioneer Natural Resources Co.	12,606	2,002,085

		7,694,718

Packaged Foods & Meats - 1.4%
Mondelez International Inc.,
Class A	129,912	7,603,749

Personal Products - 0.4%
The Estee Lauder
Companies Inc., Class A	8,230	2,393,696

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	63,382	4,001,306
Elanco Animal Health Inc. (a)	119,372	3,515,505
Johnson & Johnson	18,218	2,994,128
Merck & Company Inc.	123,163	9,494,636
Viatris Inc. (a)	152,227	2,126,611

		22,132,186

Property & Casualty Insurance - 1.1%
Chubb Ltd.	37,932	5,992,118

Railroads - 0.7%
Union Pacific Corp.	17,357	3,825,656

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	5

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Regional Banks - 3.0%
First Republic Bank	43,183	7,200,765
Regions Financial Corp.	306,952	6,341,628
SVB Financial Group (a)	6,431	3,174,728

		16,717,121

Restaurants - 0.6%
McDonald’s Corp.	15,481	3,469,911

Semiconductor Equipment - 1.9%
Applied Materials Inc.	78,504	10,488,134

Semiconductors - 4.2%
NVIDIA Corp.	11,568	6,176,502
QUALCOMM Inc.	66,957	8,877,829
Texas Instruments Inc.	41,230	7,792,058

		22,846,389

Soft Drinks - 0.8%
PepsiCo Inc.	32,324	4,572,230

Specialized REITs - 1.3%
American Tower Corp.	30,539	7,300,653

Specialty Chemicals - 0.6%
DuPont de Nemours Inc.	15,998	1,236,326
Ecolab Inc.	4,245	908,727
PPG Industries Inc.	6,397	961,213

		3,106,266

Systems Software - 6.7%
Microsoft Corp.	133,407	31,453,368
Oracle Corp.	45,003	3,157,861
ServiceNow Inc. (a)	4,147	2,073,956

		36,685,185

	Number of Shares	Fair Value $
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	208,868	25,513,226

Trading Companies & Distributors - 1.5%
United Rentals Inc. (a)	24,313	8,006,514

Trucking - 0.1%
Lyft Inc., Class A (a)	8,137	514,096

Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	13,524	1,694,422

Total Common Stock (Cost $330,898,275)		542,518,952

Short-Term Investments - 1.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (b)(c)(d)	5,988,802	5,988,802

Total Investments (Cost $336,887,077)		548,507,754

Other Assets and Liabilities, net - 0.0%*		272,878

NET ASSETS - 100.0%		548,780,632

Other Information:

The Fund had the following short futures contracts open at March 31, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-MINI S&P 500 INDEX	June 2021	8	$(1,586,883)	$(1,586,960)	$(77)

During the period ended March 31, 2021, average notional values related to long and short futures contracts was $2,472,714 and $274,594, respectively.

See Notes to Schedules of Investments and Notes to Financial Statements.

6	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

Notes to Schedule of Investments — March 31, 2021 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

*	Less than 0.05%.
†	Percentages are based on net assets as of March 31, 2021.

Abbreviations:

REITs - Real Estate Investment Trusts

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional

U.S. Equity Fund	Investments in Securities

	Common Stock	$542,518,952	$—	$—	$542,518,952

	Short-Term Investments	5,988,802	—	—	5,988,802

	Total Investments in Securities	$548,507,754	$—	$—	$548,507,754

	Other Financial Instruments

	Short Futures Contracts -

	Unrealized Depreciation	$(77)	$—	$—	$(77)

Affiliate Table

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,363,497	$5,363,497	$30,391,995	$29,766,690	$—	$—	5,988,802	$5,988,802	$2,089

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional U.S. Equity Fund	7

State Street Institutional Premier Growth Equity Fund

Understanding Your Fund’s Expenses — March 31, 2021 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2021.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2020	$1,000.00	$1,000.00
Ending Account Value March 31, 2021	$1,137.80	$1,022.70
Expenses Paid During Period*	$2.40	$2.27

*

Expenses are equal to the Fund’s annualized expense ratio of 0.46% for Investment Class shares and 0.71% for Service Class shares (for the period October 1, 2020-March 31, 2021), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2020	$1,000.00	$1,000.00
Ending Account Value March 31, 2021	$1,136.40	$1,021.40
Expenses Paid During Period*	$3.73	$3.53

*

Expenses are equal to the Fund’s annualized expense ratio of 0.46% for Investment Class shares and 0.71% for Service Class shares (for the period October 1, 2020-March 31, 2021), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Fund Information — March 31, 2021 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $90,956 (in thousands) as of March 31, 2021 (a)(b)

Top Ten Largest Holdings

as of March 31, 2021 (as a % of Fair Value) (a)(b)

Microsoft Corp.	9.19%

Apple Inc.	8.70%

Amazon.com Inc.	6.01%

Alphabet Inc., Class C	5.38%

Facebook Inc., Class A	5.35%

Visa Inc., Class A	4.61%

Applied Materials Inc.	3.47%

QUALCOMM Inc.	3.14%

UnitedHealth Group Inc.	3.11%

salesforce.com Inc.	3.09%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional Premier Growth Equity Fund	9

State Street Institutional Premier Growth Equity Fund

Schedule of Investments — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.3%†

Apparel Retail - 1.8%
Ross Stores Inc.	14,004	1,679,220

Application Software - 5.0%
Adobe Inc. (a)	1,214	577,099
salesforce.com Inc. (a)	13,254	2,808,125
Splunk Inc. (a)	8,437	1,143,045

		4,528,269

Biotechnology - 2.8%
BioMarin Pharmaceutical Inc. (a)	14,736	1,112,715
Vertex Pharmaceuticals Inc. (a)	6,546	1,406,670

		2,519,385

Building Products - 0.8%
Trane Technologies PLC	4,260	705,286

Cable & Satellite - 1.5%
Charter Communications Inc.,
Class A (a)	2,136	1,317,955

Data Processing & Outsourced Services - 7.3%
Fidelity National Information
Services Inc.	6,669	937,728
Mastercard Inc., Class A	4,286	1,526,030
Visa Inc., Class A	19,829	4,198,394

		6,662,152

Electronic Components - 1.9%
Corning Inc.	39,883	1,735,309

Financial Exchanges & Data - 1.3%
S&P Global Inc.	3,221	1,136,594

Healthcare Equipment - 3.7%
Boston Scientific Corp. (a)	56,829	2,196,441
Intuitive Surgical Inc. (a)	1,622	1,198,560

		3,395,001

Home Improvement Retail - 2.9%
Lowe’s Companies Inc.	14,082	2,678,115

Industrial Conglomerates - 1.8%
Honeywell International Inc.	7,708	1,673,176

Industrial Gases - 1.1%
Air Products & Chemicals Inc.	3,547	997,913

	Number of Shares	Fair Value $
Interactive Media & Services - 12.7%
Alphabet Inc., Class C (a)	2,366	4,894,379
Alphabet Inc., Class A (a)	845	1,742,829
Facebook Inc., Class A (a)	16,513	4,863,574

		11,500,782

Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. ADR (a)	4,518	1,024,366
Amazon.com Inc. (a)	1,768	5,470,334

		6,494,700

Investment Banking & Brokerage - 1.3%
The Charles Schwab Corp.	17,942	1,169,460

Managed Healthcare - 3.1%
UnitedHealth Group Inc.	7,598	2,826,988

Movies & Entertainment - 1.5%
The Walt Disney Co. (a)	7,141	1,317,657

Pharmaceuticals - 2.1%
Elanco Animal Health Inc. (a)	65,237	1,921,230

Regional Banks - 1.3%
First Republic Bank	7,184	1,197,932

Semiconductor Equipment - 3.5%
Applied Materials Inc.	23,599	3,152,826

Semiconductors - 5.7%
NVIDIA Corp.	4,400	2,349,292
QUALCOMM Inc.	21,516	2,852,806

		5,202,098

Soft Drinks - 1.9%
PepsiCo Inc.	12,004	1,697,966

Specialized REITs - 1.2%
American Tower Corp.	4,658	1,113,541

Systems Software - 11.4%
Microsoft Corp.	35,439	8,355,453
ServiceNow Inc. (a)	4,041	2,020,944

		10,376,397

Technology Hardware, Storage & Peripherals - 8.7%
Apple Inc.	64,784	7,913,366

Trading Companies & Distributors - 2.0%
United Rentals Inc. (a)	5,516	1,816,474

See Notes to Schedules of Investments and Notes to Financial Statements.

10	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Trucking - 0.9%
Lyft Inc., Class A (a)	13,154	831,070

Total Common Stock (Cost $43,973,729)		87,560,862

Exchange Traded & Mutual Funds - 2.5%
The Consumer Discretionary Select Sector SPDR Fund (b)	9,145	1,537,000
The Technology Select Sector SPDR Fund (b)	5,675	753,697

Total Exchange Traded & Mutual Funds (Cost $1,914,316)		2,290,697

Total Investments in Securities (Cost $45,888,045)		89,851,559

	Number of Shares	Fair Value $

Short-Term Investments - 1.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (b)(c)(d)	1,104,475	1,104,475

Total Investments (Cost $46,992,520)		90,956,034

Liabilities in Excess of Other Assets, net - (0.0)%*		(39,898)

NET ASSETS - 100.0%		90,916,136

Other Information:

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)

S&P 500 Emini Index Futures	June 2021	1	$196,365	$198,370	$2,005

During the period ended March 31, 2021, average notional values related to long and short futures contracts was $995,539 and $47,886, respectively.

Notes to Schedule of Investments — March 31, 2021 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the
Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
(d)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
*	Less than 0.05%.
†	Percentages are based on net assets as of March 31, 2021.

Abbreviations:

ADR - American Depositary Receipt

REITs - Real Estate Investment Trusts

SPDR - Standard and Poor’s Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Premier Growth Equity Fund	11

State Street Institutional Premier Growth Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional

Premier Growth Equity
Fund	Investments in Securities

	Common Stock	$87,560,862	$—	$—	$87,560,862

	Exchange Traded & Mutual

	Funds	2,290,697	—	—	2,290,697

	Short-Term Investments	1,104,475	—	—	1,104,475

	Total Investments in Securities	$90,956,034	$—	$—	$90,956,034

	Other Financial Instruments

	Long Futures Contracts -

	Unrealized Appreciation	$2,005	$—	$—	$2,005

Affiliate Table

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government
Money Market Fund, Class G Shares	1,019,025	$1,019,025	$6,492,391	$6,406,941	$—	$—	1,104,475	$1,104,475	$496
The Technology Select Sector SPDR Fund	1,111	129,653	609,328	5,043	273	19,486	5,675	753,697	2,068
The Consumer Discretionary Select Sector SPDR Fund	6,161	905,544	576,256	81,085	18,030	118,255	9,145	1,537,000	3,817

TOTAL		$2,054,222	$7,677,975	$6,493,069	$18,303	$137,741		$3,395,172	$6,381

See Notes to Schedules of Investments and Notes to Financial Statements.

12	State Street Institutional Premier Growth Equity Fund

State Street Institutional Small-Cap Equity Fund

Understanding Your Fund’s Expenses — March 31, 2021 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2021.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2020	$1,000.00	$1,000.00
Ending Account Value March 31, 2021	$1,453.20	$1,020.80
Expenses Paid During Period*	$5.02	$4.13

*

Expenses are equal to the Fund’s annualized expense ratio of 0.88% for Investment Class shares and 1.13% for Service Class shares (for the period October 1, 2020-March 31, 2021), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2020	$1,000.00	$1,000.00
Ending Account Value March 31, 2021	$1,452.10	$1,019.30
Expenses Paid During Period*	$6.91	$5.69

*

Expenses are equal to the Fund’s annualized expense ratio of 0.88% for Investment Class shares and 1.13% for Service Class shares (for the period October 1, 2020-March 31, 2021), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

State Street Institutional Small-Cap Equity Fund	13

State Street Institutional Small-Cap Equity Fund

Fund Information — March 31, 2021 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,302,628 (in thousands) as of March 31, 2021 (a)(b)

Top Ten Largest Holdings

as of March 31, 2021 (as a % of Fair Value) (a)(b)

Ingevity Corp.	1.33%

Darling Ingredients Inc.	1.32%

The Brink’s Co.	1.26%

Dycom Industries Inc.	1.24%

Extended Stay America Inc.	1.20%

Thor Industries Inc.	1.12%

Altra Industrial Motion Corp.	1.07%

Polaris Inc.	1.06%

The Timken Co.	1.04%

Sanderson Farms Inc.	1.03%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

14	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 94.9%†
Aerospace & Defense - 0.5%
Teledyne Technologies Inc. (a)	14,751	6,101,751

Agricultural & Farm Machinery - 0.8%
AGCO Corp.	70,799	10,170,276

Agricultural Products - 1.3%
Darling Ingredients Inc. (a)	233,531	17,183,211

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings Inc. (a)	7,258	438,673
Echo Global Logistics Inc. (a)	29,654	931,432
Forward Air Corp.	13,690	1,215,809
Hub Group Inc., Class A (a)	13,014	875,582

		3,461,496

Airlines - 0.1%
Allegiant Travel Co.	4,242	1,035,303

Aluminum - 0.2%
Alcoa Corp. (a)	90,029	2,925,042

Apparel Retail - 0.8%
American Eagle Outfitters Inc.	133,824	3,913,014
Burlington Stores Inc. (a)	9,801	2,928,539
The Buckle Inc.	89,823	3,528,247

		10,369,800

Application Software - 4.8%
ACI Worldwide Inc. (a)	159,694	6,076,357
Altair Engineering Inc., Class A (a)	59,853	3,745,002
Blackbaud Inc.	126,960	9,024,317
Blackline Inc. (a)	53,564	5,806,338
Box Inc., Class A (a)	31,140	714,974
Cornerstone OnDemand Inc. (a)	74,034	3,226,402
Envestnet Inc. (a)	37,500	2,708,625
J2 Global Inc. (a)	5,955	713,766
Medallia Inc. (a)	222,500	6,205,525
Mitek Systems Inc. (a)	68,917	1,004,810
New Relic Inc. (a)	123,000	7,562,040
Q2 Holdings Inc. (a)	60,360	6,048,072
Sumo Logic Inc. (a)	13,405	252,818
Upland Software Inc. (a)	18,432	869,806
Workiva Inc. (a)	40,500	3,574,530

	Number of Shares	Fair Value $
Yext Inc. (a)	332,000	4,807,360

		62,340,742

Asset Management & Custody Banks - 0.2%
Artisan Partners Asset Management Inc., Class A	14,219	741,805
Blucora Inc. (a)	25,526	424,752
Diamond Hill Investment Group Inc.	3,681	574,273
Federated Hermes Inc., Class B	18,086	566,092

		2,306,922

Auto Parts & Equipment - 1.0%
Dana Inc.	100,615	2,447,963
Dorman Products Inc. (a)	73,981	7,593,410
LCI Industries	13,795	1,824,803
Standard Motor Products Inc.	20,273	842,951

		12,709,127

Automobile Manufacturers - 1.1%
Thor Industries Inc.	107,838	14,530,092

Automotive Retail - 1.6%
America’s Car-Mart Inc. (a)	21,101	3,215,159
Camping World Holdings Inc., Class A	14,643	532,712
Group 1 Automotive Inc.	39,667	6,259,056
Monro Inc.	29,774	1,959,129
Murphy USA Inc.	65,315	9,441,937

		21,407,993

Biotechnology - 1.5%
Avid Bioservices Inc. (a)	122,434	2,231,972
Catalyst Pharmaceuticals Inc. (a)	297,791	1,372,816
CytomX Therapeutics Inc. (a)	44,909	347,147
Eagle Pharmaceuticals Inc. (a)	7,041	293,891
Emergent BioSolutions Inc. (a)	79,215	7,359,866
Heron Therapeutics Inc. (a)	155,937	2,527,739
Ironwood Pharmaceuticals Inc. (a)	42,651	476,838
Novavax Inc. (a)	2,934	531,963
Puma Biotechnology Inc. (a)	115,529	1,122,942
Radius Health Inc. (a)	55,373	1,155,081
Vanda Pharmaceuticals Inc. (a)	32,400	486,648

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	15

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Veracyte Inc. (a)	23,500	1,263,125

		19,170,028

Building Products - 1.0%
American Woodmark Corp. (a)	13,428	1,323,732
Builders FirstSource Inc. (a)	31,393	1,455,694
CSW Industrials Inc.	16,000	2,160,000
Gibraltar Industries Inc. (a)	62,483	5,717,819
UFP Industries Inc.	31,698	2,403,976

		13,061,221

Commodity Chemicals - 0.5%
Koppers Holdings Inc. (a)	200,324	6,963,262

Communications Equipment - 0.7%
Casa Systems Inc. (a)	86,488	824,231

CommScope Holding Company Inc. (a)	50,800	780,288
Extreme Networks Inc. (a)	290,892	2,545,305
Lumentum Holdings Inc. (a)	17,704	1,617,260
NETGEAR Inc. (a)	14,433	593,196
Plantronics Inc.	56,104	2,183,007
Viavi Solutions Inc. (a)	70,933	1,113,648

		9,656,935

Computer & Electronics Retail - 0.2%
Rent-A-Center Inc.	36,841	2,124,252

Construction & Engineering - 1.7%
Comfort Systems USA Inc.	9,827	734,765
Dycom Industries Inc. (a)	174,343	16,187,747
EMCOR Group Inc.	9,352	1,048,920
MasTec Inc. (a)	12,468	1,168,252
Valmont Industries Inc.	12,636	3,003,198

		22,142,882

Construction Machinery & Heavy Trucks - 1.2%
Alamo Group Inc.	16,939	2,645,025
Astec Industries Inc.	41,883	3,158,816
Meritor Inc. (a)	87,954	2,587,607
The Greenbrier Companies Inc.	52,550	2,481,411
The Manitowoc Company Inc. (a)	102,504	2,113,632
Trinity Industries Inc.	32,049	913,076
Wabash National Corp.	87,011	1,635,807

		15,535,374

Construction Materials - 0.1%
Eagle Materials Inc.	12,374	1,663,189

	Number of Shares	Fair Value $
Consumer Electronics - 0.3%
GoPro Inc., Class A (a)	78,828	917,558
Sonos Inc. (a)	28,050	1,051,033
Turtle Beach Corp. (a)	33,624	896,752
Universal Electronics Inc. (a)	9,344	513,640

		3,378,983

Consumer Finance - 0.3%
Curo Group Holdings Corp.	35,714	521,067
Prog Holdings Inc.	78,668	3,405,538

		3,926,605

Data Processing & Outsourced Services - 1.4%
Broadridge Financial Solutions Inc.	25,950	3,972,945
Cass Information Systems Inc.	116,550	5,392,768
CSG Systems International Inc.	66,796	2,998,472
EVERTEC Inc.	28,644	1,066,130
MAXIMUS Inc.	10,267	914,174
TTEC Holdings Inc.	7,204	723,642
Verra Mobility Corp. (a)	198,389	2,685,195

		17,753,326

Distillers & Vintners - 0.7%
MGP Ingredients Inc.	155,978	9,226,099

Distributors - 0.5%
LKQ Corp. (a)	149,397	6,323,975

Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	47,193	2,959,945
Materion Corp.	10,790	714,730

		3,674,675

Diversified REITs - 0.2%
American Assets Trust Inc.	52,507	1,703,327
Essential Properties Realty Trust Inc.	41,502	947,491
Gladstone Commercial Corp.	31,089	608,101

		3,258,919

Diversified Support Services - 1.6%
Healthcare Services Group Inc.	134,119	3,759,356
IAA Inc. (a)	44,272	2,441,158
Matthews International Corp., Class A	67,891	2,685,089

See Notes to Schedules of Investments and Notes to Financial Statements.

16	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Ritchie Bros Auctioneers Inc.	175,869	10,297,130
UniFirst Corp.	6,402	1,432,191

		20,614,924

Education Services - 0.3%
American Public
Education Inc. (a)	17,421	620,710
Perdoceo Education Corp. (a)	23,548	281,634
Stride Inc. (a)	90,308	2,719,174

		3,621,518

Electric Utilities - 0.7%
ALLETE Inc.	16,243	1,091,367
IDACORP Inc.	79,998	7,997,400

		9,088,767

Electrical Components & Equipment - 0.4%
Acuity Brands Inc.	7,505	1,238,325
Atkore Inc. (a)	23,140	1,663,766
Regal Beloit Corp.	18,000	2,568,240

		5,470,331

Electronic Components - 1.4%
Belden Inc.	174,202	7,729,343
II-VI Inc. (a)	14,892	1,018,166
Littelfuse Inc.	28,773	7,608,732
Rogers Corp. (a)	7,623	1,434,725

		17,790,966

Electronic Equipment & Instruments - 0.3%
National Instruments Corp.	98,478	4,252,772
OSI Systems Inc. (a)	2,435	234,004

		4,486,776

Electronic Manufacturing Services - 0.4%
Methode Electronics Inc.	38,431	1,613,333
Plexus Corp. (a)	25,045	2,300,133
Sanmina Corp. (a)	23,725	981,741

		4,895,207

Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (a)	106,704	8,969,538

Food Distributors - 0.4%
Performance Food Group Co. (a)	92,585	5,333,822

Food Retail - 0.1%
Sprouts Farmers Market Inc. (a)	32,709	870,714

	Number of Shares	Fair Value $
Footwear - 0.7%
Deckers Outdoor Corp. (a)	9,220	3,046,472
Wolverine World Wide Inc.	165,500	6,341,960

		9,388,432

Gas Utilities - 0.1%
Spire Inc.	21,502	1,588,783

Health Care REITs - 0.3%
CareTrust REIT Inc.	49,680	1,156,799
LTC Properties Inc.	10,510	438,477
National Health Investors Inc.	25,781	1,863,451

		3,458,727

Healthcare Distributors - 0.6%
AdaptHealth Corp. (a)	94,077	3,458,270
Covetrus Inc. (a)	168,076	5,037,238

		8,495,508

Healthcare Equipment - 5.2%
Accuray Inc. (a)	105,935	524,378
AtriCure Inc. (a)	92,500	6,060,600
Cantel Medical Corp. (a)	85,000	6,786,400
Cardiovascular Systems Inc. (a)	146,500	5,616,810
CONMED Corp.	73,000	9,533,070
Electromed Inc. (a)	32,922	346,998
Envista Holdings Corp. (a)	34,200	1,395,360
Globus Medical Inc., Class A (a)	65,000	4,008,550
Hill-Rom Holdings Inc.	74,188	8,196,290
Integra LifeSciences Holdings Corp. (a)	123,910	8,560,942
IntriCon Corp. (a)	67,053	1,719,239
LeMaitre Vascular Inc.	26,369	1,286,280
Masimo Corp. (a)	7,500	1,722,450
Natus Medical Inc. (a)	49,031	1,255,684
Outset Medical Inc. (a)	24,500	1,332,555
Penumbra Inc. (a)	18,500	5,005,730
Tactile Systems Technology Inc. (a)	75,000	4,086,750
Vapotherm Inc. (a)	39,500	948,790

		68,386,876

Healthcare Facilities - 0.9%
Acadia Healthcare Company Inc. (a)	124,923	7,138,100
Hanger Inc. (a)	72,756	1,660,292
Select Medical Holdings Corp. (a)	38,898	1,326,422
The Ensign Group Inc.	13,608	1,276,975

		11,401,789

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	17

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Healthcare Services - 0.8%
Addus HomeCare Corp. (a)	9,845	1,029,689
Amedisys Inc. (a)	4,854	1,285,291
AMN Healthcare Services Inc. (a)	28,596	2,107,525
Cross Country Healthcare Inc. (a)	46,187	576,876
InfuSystem Holdings Inc. (a)	45,582	928,049
MEDNAX Inc. (a)	114,936	2,927,420
ModivCare Inc. (a)	3,802	563,152
Tivity Health Inc. (a)	27,872	622,103

		10,040,105

Healthcare Supplies - 0.7%
Avanos Medical Inc. (a)	124,660	5,452,628
BioLife Solutions Inc. (a)	55,312	1,991,232
Meridian Bioscience Inc. (a)	25,066	657,983
Merit Medical Systems Inc. (a)	7,456	446,465
Pulmonx Corp. (a)	20,050	917,087

		9,465,395

Healthcare Technology - 1.0%
Computer Programs and
Systems Inc.	20,460	626,076
Inspire Medical Systems Inc. (a)	25,000	5,174,750
NextGen Healthcare Inc. (a)	94,986	1,719,246
Omnicell Inc. (a)	45,964	5,969,345

		13,489,417

Home Building - 1.2%
Cavco Industries Inc. (a)	7,925	1,787,959
Century Communities Inc. (a)	12,801	772,156
Green Brick Partners Inc. (a)	27,439	622,317
Installed Building Products Inc.	6,366	705,862
LGI Homes Inc. (a)	3,587	535,575
M/I Homes Inc. (a)	9,236	545,571
Meritage Homes Corp. (a)	7,681	706,037
Skyline Champion Corp. (a)	22,874	1,035,277
Taylor Morrison Home Corp. (a)	124,865	3,847,091
TopBuild Corp. (a)	19,511	4,086,189
Tri Pointe Homes Inc. (a)	29,514	600,905

		15,244,939

	Number of Shares	Fair Value $
Home Furnishing Retail - 0.2%
The Aaron’s Company Inc.	111,084	2,852,637

Home Furnishings - 0.3%
Hooker Furniture Corp.	20,810	758,733
La-Z-Boy Inc.	64,495	2,739,747

		3,498,480

Home Improvement Retail - 0.0%*
Lumber Liquidators
Holdings Inc. (a)	17,746	445,780

Hotel & Resort REITs - 0.2%
RLJ Lodging Trust	207,612	3,213,834

Hotels, Resorts & Cruise Lines - 1.2%
Extended Stay America Inc.	789,170	15,586,107
Wyndham Hotels & Resorts Inc.	7,341	512,255

		16,098,362

Household Appliances - 0.1%
Helen of Troy Ltd. (a)	5,301	1,116,709

Household Products - 0.2%
Central Garden & Pet Co., Class A (a)	31,055	1,611,444
Central Garden & Pet Co. (a)	13,580	787,776

		2,399,220

Human Resource & Employment Services - 0.2%
ASGN Inc. (a)	12,445	1,187,751
Kforce Inc.	25,423	1,362,673
TriNet Group Inc. (a)	8,341	650,264

		3,200,688

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club Holdings Inc. (a)	27,099	1,215,661

Industrial Machinery - 7.2%
Albany International Corp., Class A	12,500	1,043,375
Altra Industrial Motion Corp.	251,722	13,925,261
Barnes Group Inc.	210,593	10,432,777
Crane Co.	134,855	12,664,233
Enerpac Tool Group Corp.	329,858	8,615,891
ESCO Technologies Inc.	7,500	816,675
Evoqua Water Technologies Corp. (a)	250,000	6,575,000

See Notes to Schedules of Investments and Notes to Financial Statements.

18	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

John Bean Technologies Corp.	73,500	9,800,490
L B Foster Co., Class A (a)	28,032	501,773
Lydall Inc. (a)	45,817	1,545,866
Mueller Industries Inc.	125,395	5,185,083
Standex International Corp.	28,200	2,695,074
The Timken Co.	167,113	13,564,562
TriMas Corp. (a)	141,240	4,282,397
Woodward Inc.	22,102	2,666,164

		94,314,621

Industrial REITs - 0.6%
EastGroup Properties Inc.	45,665	6,542,881
Innovative Industrial Properties Inc.	5,285	952,146

		7,495,027

Insurance Brokers - 0.1%
BRP Group Inc., Class A (a)	43,000	1,171,750

Interactive Media & Services - 0.0%*
Cargurus Inc. (a)	17,300	412,259

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com Inc., Class A (a)	35,378	976,787
Revolve Group Inc. (a)	115,324	5,181,507

		6,158,294

Internet Services & Infrastructure - 0.1%
Brightcove Inc. (a)	40,957	824,055

Investment Banking & Brokerage - 1.2%
Houlihan Lokey Inc.	17,447	1,160,400
Moelis & Co., Class A	9,675	530,964
Piper Sandler Cos.	35,148	3,853,978
PJT Partners Inc., Class A	7,137	482,818
Raymond James Financial Inc.	47,092	5,771,596
Stifel Financial Corp.	49,465	3,168,728
Stonex Group Inc. (a)	7,672	501,595
Virtu Financial Inc., Class A	14,019	435,290

		15,905,369

IT Consulting & Other Services - 0.5%
Perficient Inc. (a)	16,211	951,910
Unisys Corp. (a)	217,286	5,523,410

		6,475,320

	Number of Shares	Fair Value $
Leisure Products - 1.4%
Acushnet Holdings Corp.	15,132	625,406
Johnson Outdoors Inc., Class A	9,406	1,342,706
Malibu Boats Inc., Class A (a)	15,264	1,216,236
MasterCraft Boat Holdings Inc. (a)	35,417	941,738
Polaris Inc.	103,214	13,779,069

		17,905,155

Life & Health Insurance - 0.3%
American Equity Investment Life Holding Co.	66,740	2,104,312
Trupanion Inc. (a)	31,216	2,378,972

		4,483,284

Life Sciences Tools & Services - 2.8%
Bruker Corp.	93,904	6,036,149
ICON PLC (a)	45,447	8,924,428
Medpace Holdings Inc. (a)	11,018	1,807,503
Repligen Corp. (a)	47,674	9,268,302
Syneos Health Inc. (a)	135,738	10,295,727

		36,332,109

Marine - 0.1%
Kirby Corp. (a)	32,552	1,962,235

Metal & Glass Containers - 0.1%
Silgan Holdings Inc.	19,305	811,389

Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	59,806	2,584,217

Multi-Utilities - 0.1%
Black Hills Corp.	17,431	1,163,868

Office REITs - 0.6%
Corporate Office Properties Trust	54,226	1,427,771
Cousins Properties Inc.	141,787	5,012,170
Easterly Government Properties Inc.	94,643	1,961,949

		8,401,890

Office Services & Supplies - 0.8%
Herman Miller Inc.	21,634	890,239
HNI Corp.	37,769	1,494,142
MSA Safety Inc.	57,454	8,619,249

		11,003,630

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	19

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Oil & Gas Drilling - 0.2%
Helmerich & Payne Inc.	81,212	2,189,475

Oil & Gas Equipment & Services - 0.2%
ChampionX Corp. (a)	73,634	1,600,067
Oil States International Inc. (a)	244,935	1,476,958

		3,077,025

Oil & Gas Exploration & Production - 0.9%
Cimarex Energy Co.	46,748	2,776,364
Denbury Inc. (a)	37,218	1,782,370
Northern Oil & Gas Inc. (a)	131,682	1,590,719
PDC Energy Inc. (a)	121,216	4,169,830
Southwestern Energy Co. (a)	232,467	1,080,971

		11,400,254

Packaged Foods & Meats - 3.8%
B&G Foods Inc.	54,500	1,692,770
Calavo Growers Inc.	14,925	1,158,777
Hostess Brands Inc. (a)	459,500	6,589,230
J&J Snack Foods Corp.	25,000	3,925,750
John B Sanfilippo & Son Inc.	13,635	1,232,195
Lancaster Colony Corp.	42,000	7,365,120
Sanderson Farms Inc.	86,134	13,417,954
The Simply Good Foods Co. (a)	263,400	8,012,628
TreeHouse Foods Inc. (a)	96,000	5,015,040
Utz Brands Inc.	73,000	1,809,670

		50,219,134

Paper Packaging - 0.0%*
UFP Technologies Inc. (a)	10,301	513,196

Personal Products - 0.5%
elf Beauty Inc. (a)	161,000	4,319,630
Lifevantage Corp. (a)	26,601	248,719
Medifast Inc.	5,330	1,129,001
Nu Skin Enterprises Inc., Class A	8,668	458,450
USANA Health Sciences Inc. (a)	4,690	457,744

		6,613,544

Pharmaceuticals - 0.4%
Phibro Animal Health Corp., Class A	39,666	967,850
Prestige Consumer Healthcare Inc. (a)	90,000	3,967,200

		4,935,050

	Number of Shares	Fair Value $
Property & Casualty Insurance - 1.8%
AMERISAFE Inc.	45,586	2,917,504
Argo Group International Holdings Ltd.	122,575	6,167,974
James River Group Holdings Ltd.	56,500	2,577,530
Kemper Corp.	6,172	492,032
Palomar Holdings Inc. (a)	29,500	1,977,680
RLI Corp.	39,185	4,371,870
Selective Insurance Group Inc.	64,000	4,642,560
Stewart Information Services Corp.	13,024	677,639

		23,824,789

Publishing - 1.0%
John Wiley & Sons Inc., Class A	231,765	12,561,663

Regional Banks - 8.2%
1st Source Corp.	40,893	1,945,689
Atlantic Union Bankshares Corp.	42,016	1,611,734
Bank OZK	58,373	2,384,537
BankUnited Inc.	26,836	1,179,442
Bryn Mawr Bank Corp.	43,000	1,956,930
Cadence BanCorp	133,048	2,758,085
Community Bank System Inc.	45,000	3,452,400
Cullen/Frost Bankers Inc.	36,823	4,004,869
CVB Financial Corp.	112,500	2,485,125
Enterprise Financial Services Corp.	44,912	2,220,449
Equity Bancshares Inc., Class A (a)	42,008	1,151,019
FB Financial Corp.	24,156	1,073,976
First Horizon Corp.	104,350	1,764,559
First Interstate BancSystem Inc., Class A	40,551	1,866,968
Fulton Financial Corp.	221,726	3,775,994
German American Bancorp Inc.	54,000	2,495,880
Glacier Bancorp Inc.	23,677	1,351,483
Great Western Bancorp Inc.	69,224	2,096,795
Independent Bank Corp.	94,322	7,940,969
Investors Bancorp Inc.	66,654	979,147
Lakeland Financial Corp.	10,803	747,460
National Bank Holdings Corp., Class A	34,172	1,355,945
Origin Bancorp Inc.	60,504	2,565,975
PacWest Bancorp	85,707	3,269,722

See Notes to Schedules of Investments and Notes to Financial Statements.

20	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Peapack-Gladstone Financial Corp.	18,791	580,266
Pinnacle Financial Partners Inc.	23,608	2,093,085
Prosperity Bancshares Inc.	104,135	7,798,670
Renasant Corp.	154,755	6,403,762
Sandy Spring Bancorp Inc.	43,422	1,885,817
Stock Yards Bancorp Inc.	38,775	1,979,852
Texas Capital Bancshares Inc. (a)	7,581	537,645
UMB Financial Corp.	63,500	5,862,955
United Community Banks Inc.	51,968	1,773,148
Washington Trust Bancorp Inc.	32,000	1,652,160
Westamerica BanCorp.	67,199	4,218,753
Western Alliance Bancorp	122,641	11,582,216
Wintrust Financial Corp.	49,045	3,717,611

		106,521,092

Research & Consulting Services - 0.2%
Resources Connection Inc.	190,391	2,577,894
Science Applications
International Corp.	6,314	527,787

		3,105,681

Residential REITs - 0.2%
NexPoint Residential Trust Inc.	46,362	2,136,825

Restaurants - 1.1%
Brinker International Inc.	13,392	951,636
Cracker Barrel Old Country
Store Inc.	11,833	2,045,689
Texas Roadhouse Inc.	41,127	3,945,724
The Cheesecake Factory Inc.	50,506	2,955,106
Wingstop Inc.	30,000	3,815,100

		13,713,255

Retail REITs - 0.2%
Alexander’s Inc.	949	263,158
Kite Realty Group Trust	25,274	487,535
Retail Opportunity Investments Corp.	100,045	1,587,714
The Macerich Co.	60,207	704,422

		3,042,829

Security & Alarm Services - 1.3%
The Brink’s Co.	207,255	16,420,814

	Number of Shares	Fair Value $

Semiconductor Equipment - 1.3%
Advanced Energy
Industries Inc.	10,295	1,123,905
Amkor Technology Inc.	35,419	839,784
Axcelis Technologies Inc. (a)	15,622	641,908
Brooks Automation Inc.	58,295	4,759,787
Cohu Inc.	24,098	1,008,260
FormFactor Inc. (a)	15,554	701,641
Ichor Holdings Ltd. (a)	47,072	2,532,474
Onto Innovation Inc. (a)	71,660	4,708,779
Ultra Clean Holdings Inc. (a)	7,771	451,029

		16,767,567

Semiconductors - 0.6%
Cirrus Logic Inc. (a)	6,485	549,863
Diodes Inc. (a)	16,963	1,354,326
Semtech Corp. (a)	94,576	6,525,744

		8,429,933

Soft Drinks - 0.4%
Coca-Cola Consolidated Inc.	1,837	530,489
Primo Water Corp.	258,161	4,197,698

		4,728,187

Specialized Consumer Services - 1.2%
frontdoor Inc. (a)	121,088	6,508,480
OneSpaWorld Holdings Ltd. (a)	167,590	1,784,833
Terminix Global Holdings Inc. (a)	159,367	7,597,025

		15,890,338

Specialized REITs - 0.5%
CoreSite Realty Corp.	22,767	2,728,625
National Storage Affiliates Trust	16,085	642,274
PotlatchDeltic Corp.	37,405	1,979,473
QTS Realty Trust Inc., Class A	15,875	984,885

		6,335,257

Specialty Chemicals - 4.3%
Avient Corp.	163,872	7,746,229
Chase Corp.	14,000	1,629,460
Danimer Scientific Inc. (a)	31,982	1,207,320
HB Fuller Co.	17,580	1,105,958
Ingevity Corp. (a)	229,391	17,325,902
Innospec Inc.	34,000	3,491,460

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	21

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Minerals Technologies Inc.	15,984	1,203,915
Quaker Chemical Corp.	19,897	4,850,292
Sensient Technologies Corp.	77,500	6,045,000
Stepan Co.	86,825	11,036,326

		55,641,862

Specialty Stores - 0.7%
Dick’s Sporting Goods Inc.	20,294	1,545,388
National Vision Holdings Inc. (a)	75,500	3,309,165
Sally Beauty Holdings Inc. (a)	191,000	3,844,830

		8,699,383

Steel - 0.5%
Carpenter Technology Corp.	27,573	1,134,629
Commercial Metals Co.	102,613	3,164,585
Steel Dynamics Inc.	53,828	2,732,309

		7,031,523

Systems Software - 1.3%
A10 Networks Inc. (a)	59,970	576,312
CommVault Systems Inc. (a)	9,879	637,196
Ping Identity Holding Corp. (a)	110,827	2,430,436
Progress Software Corp.	21,030	926,582
Qualys Inc. (a)	24,500	2,567,110
Sailpoint Technologies
Holdings Inc. (a)	97,500	4,937,400
Tenable Holdings Inc. (a)	133,500	4,830,697

		16,905,733

Technology Distributors - 0.1%
Insight Enterprises Inc. (a)	13,415	1,280,059

Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage Inc., Class A (a)	314,155	6,766,899

Thrifts & Mortgage Finance - 1.2%
Flagstar Bancorp Inc.	42,264	1,906,107
FS Bancorp Inc.	8,657	581,750
HomeStreet Inc.	44,239	1,949,613
Kearny Financial Corp.	78,499	948,268
NMI Holdings Inc., Class A (a)	32,024	757,047
PennyMac Financial
Services Inc.	10,599	708,755
Premier Financial Corp.	35,261	1,172,781

	Number of Shares	Fair Value $
Washington Federal Inc.	41,293	1,271,825
Waterstone Financial Inc.	38,010	776,164
WSFS Financial Corp.	114,346	5,693,287

		15,765,597

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	25,819	1,445,348

Trading Companies & Distributors - 1.1%
Applied Industrial
Technologies Inc.	99,686	9,088,373
Boise Cascade Co.	25,197	1,507,536
GMS Inc. (a)	28,191	1,176,974
McGrath RentCorp.	15,640	1,261,366
Rush Enterprises Inc., Class B	21,274	959,245
Transcat Inc. (a)	6,500	319,020

		14,312,514

Trucking - 0.9%
ArcBest Corp.	16,072	1,130,987
Marten Transport Ltd.	86,718	1,471,604
Saia Inc. (a)	32,720	7,544,577
USA Truck Inc. (a)	45,916	877,455
Werner Enterprises Inc.	16,492	777,928

		11,802,551

Total Common Stock (Cost $770,140,043)		1,238,027,234

Short-Term Investments - 5.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (b)(c)(d)	64,600,745	64,600,745

Total Investments (Cost $834,740,788)		1,302,627,979

Other Assets and Liabilities, net - 0.1%		1,182,617

NET ASSETS - 100.0%		1,303,810,596

See Notes to Schedules of Investments and Notes to Financial Statements.

22	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2021	243	$28,141,896	$27,003,376	$(1,138,520)

During the period ended March 31, 2021, average notional values related to long futures contracts was $20,386,967.

Notes to Schedule of Investments — March 31, 2021 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2021.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional Small-Cap Equity Fund	Investments in Securities

	Common Stock	$1,238,027,234	$—	$—	$1,238,027,234

	Short-Term Investments	64,600,745	—	—	64,600,745

	Total Investments in Securities	$1,302,627,979	$—	$—	$1,302,627,979

	Other Financial Instruments

	Long Futures Contracts - Unrealized Depreciation	$(1,138,520)	$—	$—	$(1,138,520)

Affiliate Table

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income

State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,664,602	$29,664,602	$231,075,225	$196,139,082	$—	$—	64,600,745	$64,600,745	$14,161

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional Small-Cap Equity Fund	23

State Street Institutional International Equity Fund

Understanding Your Fund’s Expenses — March 31, 2021 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2021.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2020	$1,000.00	$1,000.00
Ending Account Value March 31, 2021	$1,171.60	$1,022.30
Expenses Paid During Period*	$2.87	$2.67

*

Expenses are equal to the Fund’s annualized expense ratio of 0.55% for Investment Class shares and 0.80% for Service Class shares (for the period October 1, 2020-March 31, 2021), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2020	$1,000.00	$1,000.00
Ending Account Value March 31, 2021	$1,170.10	$1,021.10
Expenses Paid During Period*	$4.17	$3.88

*

Expenses are equal to the Fund’s annualized expense ratio of 0.55% for Investment Class shares and 0.80% for Service Class shares (for the period October 1, 2020-March 31, 2021), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

24	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Fund Information — March 31, 2021 (Unaudited)

Regional Allocation

Portfolio Composition as a % of Fair Value of $105,629 (in thousands) as of March 31, 2021 (a)(b)

Top Ten Largest Holdings

as of March 31, 2021 (as a % of Fair Value) (a)(b)

ASML Holding N.V.	3.48%
Nestle S.A.	3.48%
Schneider Electric SE	3.45%
AIA Group Ltd.	3.08%
Novartis AG	2.99%
LVMH Moet Hennessy Louis Vuitton SE	2.85%
Air Liquide S.A.	2.75%
Roche Holding AG	2.68%
Daikin Industries Ltd.	2.52%
AstraZeneca PLC	2.51%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Institutional International Equity Fund	25

State Street Institutional International Equity Fund

Schedule of Investments — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.7%†
Australia - 1.9%
BHP Group PLC	71,260	2,059,259

Brazil - 0.9%
Itau Unibanco Holding S.A. ADR (a)	191,869	951,670

Canada - 1.1%
Brookfield Asset Management Inc., Class A	25,742	1,144,908

China - 0.6%
Alibaba Group Holding Ltd. ADR (a)(b)	2,761	626,002

France - 20.3%
Air Liquide S.A.	17,745	2,905,198
AXA S.A.	72,370	1,946,516
BNP Paribas S.A. (b)	37,409	2,280,996
Dassault Systemes SE	6,121	1,312,187
LVMH Moet Hennessy Louis Vuitton SE	4,513	3,013,274
Safran S.A. (b)	17,698	2,413,892
Schneider Electric SE	23,780	3,640,308
Vivendi S.A.	60,523	1,991,714
Worldline S.A. (b)	26,256	2,204,543

		21,708,628

Germany - 6.4%
adidas AG (b)	4,462	1,396,002
Fresenius SE & Company KGaA	8,059	359,737
HeidelbergCement AG	22,087	2,010,772
Infineon Technologies AG	27,746	1,179,009
SAP SE	15,627	1,917,820

		6,863,340

Hong Kong - 3.0%
AIA Group Ltd.	267,802	3,248,298

Ireland - 1.4%
Kerry Group PLC A Shares	12,135	1,521,783

Japan - 27.0%
Daikin Industries Ltd.	13,200	2,666,280
Disco Corp.	6,100	1,918,326
FANUC Corp.	5,349	1,267,544
Fast Retailing Company Ltd.	2,580	2,057,696
Hoya Corp.	22,254	2,619,125
Kao Corp.	20,200	1,336,856
Keyence Corp.	1,800	818,878

	Number of Shares	Fair Value $
Komatsu Ltd.	57,700	1,785,306
Mitsubishi UFJ Financial Group Inc.	429,374	2,299,191
Murata Manufacturing Company Ltd.	26,537	2,123,440
Nidec Corp.	8,058	979,721
Recruit Holdings Company Ltd.	50,400	2,463,442
Secom Company Ltd.	14,600	1,230,496
Shimadzu Corp.	43,443	1,574,563
Shiseido Company Ltd.	31,338	2,104,893
Tokio Marine Holdings Inc.	34,649	1,650,923

		28,896,680

Netherlands - 6.9%
ASML Holding N.V.	6,057	3,680,414
ING Groep N.V.	169,545	2,078,744
Koninklijke DSM N.V.	9,956	1,688,495

		7,447,653

Norway - 1.5%
Equinor ASA	79,921	1,566,335

Portugal - 1.1%
Galp Energia SGPS S.A.	103,070	1,201,690

Spain - 2.2%
Industria de Diseno Textil S.A.	70,160	2,317,098

Sweden - 2.3%
Assa Abloy AB B Shares	84,988	2,447,367

Switzerland - 9.5%
Givaudan S.A.	134	518,544
Nestle S.A.	32,790	3,670,083
Novartis AG	36,851	3,162,573
Roche Holding AG	8,713	2,827,802

		10,179,002

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Company Ltd.	74,548	1,533,652

United Kingdom - 10.2%
Ashtead Group PLC	43,658	2,606,367
AstraZeneca PLC	26,553	2,654,952
London Stock Exchange Group PLC	19,529	1,869,925
Prudential PLC	97,416	2,070,507

See Notes to Schedules of Investments and Notes to Financial Statements.

26	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Number of Shares	Fair Value $

Vodafone Group PLC	941,909	1,713,850

		10,915,601

Total Common Stock (Cost $77,761,595)		104,628,966

Short-Term Investments - 0.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (c)(d)	999,763	999,763

Total Investments (Cost $78,761,358)		105,628,729

Other Assets and Liabilities, net - 1.4%		1,493,360

NET ASSETS - 100.0%		107,122,089

Other Information:

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	June 2021	5	$548,509	$548,000	$(509)

During the period ended March 31, 2021, average notional values related to long futures contracts was $530,453.

Notes to Schedule of Investments — March 31, 2021 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2021.

Abbreviations:

ADR - American Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Institutional International Equity Fund	27

State Street Institutional International Equity Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Institutional

International Equity

Fund	Investments in Securities

	Common Stock	$104,628,966	$—	$—	$104,628,966

	Short-Term Investments	999,763	—	—	999,763

	Total Investments in Securities	$105,628,729	$—	$—	$105,628,729

	Other Financial Instruments

	Long Futures Contracts - Unrealized Depreciation	$(509)	$—	$—	$(509)

The Fund was invested in the following sectors at March 31, 2021 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	8.18%
Diversified Banks	7.21%
Semiconductor Equipment	5.30%
Life & Health Insurance	5.04%
Packaged Foods & Meats	4.92%
Building Products	4.84%
Electrical Components & Equipment	4.38%
Apparel, Accessories & Luxury Goods	4.17%
Apparel Retail	4.14%
Personal Products	3.26%
Application Software	3.06%
Industrial Gases	2.75%
Integrated Oil & Gas	2.62%
Semiconductors	2.57%
Healthcare Supplies	2.48%
Trading Companies & Distributors	2.47%
Human Resource & Employment Services	2.33%
Aerospace & Defense	2.28%
Electronic Equipment & Instruments	2.27%
Specialty Chemicals	2.09%
Data Processing & Outsourced Services	2.09%

Sector	Percentage (based on Fair Value)
Electronic Components	2.01%
Diversified Metals & Mining	1.95%
Construction Materials	1.90%
Movies & Entertainment	1.89%
Multi-Line Insurance	1.84%
Financial Exchanges & Data	1.77%
Construction Machinery & Heavy Trucks	1.69%
Wireless Telecommunication Services	1.62%
Property & Casualty Insurance	1.56%
Industrial Machinery	1.20%
Security & Alarm Services	1.16%
Asset Management & Custody Banks	1.08%
Internet & Direct Marketing Retail	0.59%
Healthcare Services	0.34%

99.05%

Short-Term Investments
Short-Term Investments	0.95%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,143,904	$1,143,904	$6,836,320	$6,980,461	$—	$—	999,763	$999,763	$276

See Notes to Schedules of Investments and Notes to Financial Statements.

28	State Street Institutional International Equity Fund

State Street Active Core Bond Fund

Understanding Your Fund’s Expenses — March 31, 2021 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees (for Service Class shares) and trustees’ fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2021.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investment Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2020	$1,000.00	$1,000.00
Ending Account Value March 31, 2021	$982.10	$1,023.60
Expenses Paid During Period*	$1.28	$1.31

*

Expenses are equal to the Fund’s annualized expense ratio of 0.27% for Investment Class shares and 0.52% for Service Class shares (for the period October 1, 2020-March 31, 2021), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Service Class	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value October 1, 2020	$1,000.00	$1,000.00
Ending Account Value March 31, 2021	$981.60	$1,021.80
Expenses Paid During Period*	$3.06	$3.13

*

Expenses are equal to the Fund’s annualized expense ratio of 0.27% for Investment Class shares and 0.52% for Service Class shares (for the period October 1, 2020-March 31, 2021), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

State Street Active Core Bond Fund	29

State Street Active Core Bond Fund

Fund Information — March 31, 2021 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $160,667 (in thousands) as of March 31, 2021 (a)(b)

Quality Ratings

as of March 31, 2021 as a % of Fair Value *

Moody’s / S&P / Rating	Percentage of Fair Value
Aaa / AAA	16.08%

Aa / AA	48.23%

A / A	7.65%

Baa / BBB	24.52%

Ba / BB and lower	2.00%

NR / Other	1.52%

100.00%

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used.

Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

30	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Bonds and Notes - 98.0%†
U.S. Treasuries - 22.7%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	1,928,000	1,574,935
1.25%, 05/15/50 (a)	1,106,900	836,574
2.25%, 08/15/46 (a)	883,600	858,611
3.00%, 08/15/48 (a)	1,978,400	2,222,918
U.S. Treasury Notes
0.13%, 07/15/23 - 12/15/23 (a)	2,410,900	2,401,320
0.25%, 07/31/25 (a)	2,595,100	2,538,332
0.38%, 01/31/26 (a)	3,429,000	3,343,543
0.63%, 08/15/30 (a)	3,614,200	3,275,933
0.75%, 01/31/28 (a)	9,430,000	9,041,013
1.13%, 06/30/21 (a)	523,000	524,389
1.38%, 01/31/22 (a)	4,964,000	5,018,100
2.63%, 02/15/29 (a)	1,022,300	1,106,001

		32,741,669

Agency Mortgage Backed - 25.8%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 -10/01/49 (a)	3,446,089	3,637,326
4.50%, 06/01/33 -02/01/35 (a)	6,637	7,499
5.00%, 07/01/35 (a)	54,232	61,897
5.50%, 01/01/38 - 04/01/39 (a)	127,133	146,212
6.00%, 02/01/29 -11/01/37 (a)	153,337	175,746
6.50%, 10/01/33 (a)	719	839
7.00%, 06/01/29 - 08/01/36 (a)	40,110	46,835
7.50%, 01/01/30 - 09/01/33 (a)	1,684	1,870
8.00%, 11/01/30 (a)	8,782	9,937
8.50%, 04/01/30 (a)	10,104	12,668
Federal National Mortgage Assoc.
2.50%, 02/01/51 (a)	4,747,776	4,894,023
2.50%, 03/01/51	1,700,000	1,753,685
3.00%, 03/01/50 (a)	837,765	874,785
3.50%, 08/01/45 - 01/01/48 (a)	3,863,065	4,138,514
4.00%, 01/01/41 - 01/01/50 (a)	2,792,318	3,047,333
4.50%, 07/01/33 - 12/01/48 (a)	1,385,558	1,540,742
5.00%, 03/01/34 - 05/01/39 (a)	158,639	180,766
5.50%, 12/01/32 - 04/01/38 (a)	247,280	281,257

	Principal Amount ($)	Fair Value $
6.00%, 06/01/21 -07/01/35 (a)	303,259	347,104
6.50%, 05/01/21 - 08/01/36 (a)	30,647	34,093
7.00%, 10/01/32 - 02/01/34 (a)	5,902	6,539
7.50%, 12/01/23 - 03/01/33 (a)	26,415	30,383
8.00%, 07/01/25 - 10/01/31 (a)	5,180	5,732
9.00%, 12/01/22 (a)	99	100
Federal National Mortgage Assoc. 1.25% + USD COF11 5.50%, 10/01/24 (a)(b)	3,491	3,618
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.35%, 04/01/37 (a)(b)	2,057	2,108
Federal National Mortgage Assoc. TBA 2.00%, 04/01/36 - 04/01/51 (c)	7,029,610	7,167,589
Government National Mortgage Assoc. 3.00%, 12/20/42 - 05/20/45 (a)	4,229,844	4,478,976
3.50%, 08/20/48 (a)	789,311	837,996
4.00%, 01/20/41 - 04/20/43 (a)	1,093,629	1,206,368
4.50%, 08/15/33 - 05/20/40 (a)	183,576	205,760
5.00%, 08/15/33 (a)	15,459	17,070
6.00%, 04/15/27 - 09/15/36 (a)	110,521	125,854
6.50%, 02/15/24 - 09/15/36 (a)	45,342	50,361
7.00%, 10/15/27 - 10/15/36 (a)	23,301	26,540
7.50%, 01/15/23 - 11/15/31 (a)	1,448	1,490
8.00%, 05/15/30 - 09/15/30 (a)	113	118
9.00%, 12/15/21 (a)	13	13
Government National Mortgage Assoc. TBA 2.50%, 04/01/51 (c)	1,833,000	1,891,069

		37,250,815

Agency Collateralized Mortgage Obligations - 0.4%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(d)	511,440	1,908
2.51%, 07/25/29 (a)	290,000	305,685

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	31

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(d)	89,769	3,354
5.50%, 06/15/33 (a)(d)	17,676	2,776
7.50%, 07/15/27 (a)(d)	1,757	256
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 6.49%, 08/15/25 (a)(b)(d)	18,245	318
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (a)(e)	397	378
8.00%, 02/01/23 - 07/01/24 (a)(d)	891	80
Federal National Mortgage Assoc. REMIC
1.11%, 12/25/42 (a)(b)(d) 5.00%, 02/25/40 - 09/25/40 (a)(d)	92,749 67,279	3,170 7,142
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 5.89%, 07/25/38 (a)(b)(d)	30,160	4,013
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR 6.44%, 11/25/41 (a)(b)(d)	1,281,402	253,603
Federal National Mortgage Assoc. STRIPS 1.87%, 12/25/34 (a)(e)	7,717	6,897
4.50%, 08/25/35 - 01/25/36 (a)(d)	49,847	7,689
5.00%, 03/25/38 - 05/25/38 (a)(d)	30,395	5,640
5.50%, 12/25/33 (a)(d)	7,889	1,252
6.00%, 01/25/35 (a)(d)	34,509	6,617
7.50%, 11/25/23 (a)(d)	3,049	213
8.00%, 08/25/23 -07/25/24 (a)(d)	1,611	154
8.50%, 07/25/22 (a)(d)**	8	—
9.00%, 05/25/22 (a)(d)**	4	—

		611,145

Asset Backed - 1.2%
Ally Auto Receivables Trust 2018- 1 2.35%, 06/15/22	1,876	1,877
CarMax Auto Owner Trust 3.13%, 06/15/23	51,189	51,846
Chase Funding Trust Series 2004-1 4.99%, 11/25/33	116,380	116,380

	Principal Amount ($)	Fair Value $
Enterprise Fleet Financing 2019-1 LLC 3.07%, 10/20/24 (f)	473,000	493,345
Ford Credit Auto Owner Trust 0.56%, 10/15/24	264,000	264,892
Nissan Auto Lease Trust 2019-A 2.76%, 03/15/22	157,908	158,417
Nissan Auto Lease Trust 2020-A 1.80%, 05/16/22	79,162	79,295
Santander Retail Auto Lease Trust 2019-B 2.30%, 01/20/23 (f)	455,000	460,939
Securitized Term Auto Receivables Trust 2018-1 3.30%, 11/25/22 (f)	108,768	109,790

		1,736,781

Corporate Notes - 37.8%
3M Co. 3.13%, 09/19/46 (a)	42,000	41,657
7-Eleven Inc.
0.95%, 02/10/26 (a)(f)	276,000	268,766
2.50%, 02/10/41 (a)(f)	52,000	47,193
2.80%, 02/10/51 (a)(f)	36,000	32,291
Abbott Laboratories
3.75%, 11/30/26 (a)	223,000	250,277
4.90%, 11/30/46 (a)	34,000	44,241
AbbVie Inc.
2.60%, 11/21/24 (a)	65,000	68,581
2.95%, 11/21/26 (a)	109,000	116,033
3.20%, 05/14/26 - 11/21/29 (a)	104,000	110,792
3.25%, 10/01/22 (a)	29,000	29,976
3.45%, 03/15/22 (a)	87,000	89,010
4.05%, 11/21/39 (a)	29,000	32,328
4.25%, 11/21/49 (a)	71,000	80,369
4.63%, 10/01/42 (a)	2,000	2,341
4.70%, 05/14/45 (a)	7,000	8,294
4.88%, 11/14/48 (a)	5,000	6,113
5.00%, 12/15/21 (a)	55,000	56,094
Advance Auto Parts Inc. 3.90%, 04/15/30 (a)	126,000	136,840
Aetna Inc. 3.50%, 11/15/24 (a)	29,000	31,336
Aircastle Ltd. 4.25%, 06/15/26 (a)	58,000	61,076
Alcon Finance Corp. 2.60%, 05/27/30 (a)(f)	201,000	201,555

See Notes to Schedules of Investments and Notes to Financial Statements.

32	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	32,000	29,019
4.70%, 07/01/30 (a)	40,000	46,547
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (a)(f)	27,000	27,558
3.80%, 01/25/50 (a)(f)	20,000	20,181
Ally Financial Inc. 5.75%, 11/20/25 (a)	42,000	47,720
Alphabet Inc.
1.10%, 08/15/30 (a)	138,000	126,953
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	85,000	80,238
4.00%, 02/04/61 (a)	46,000	42,752
4.45%, 05/06/50 (a)	21,000	21,727
4.50%, 05/02/43 (a)	11,000	11,587
Amazon.com Inc.
1.50%, 06/03/30 (a)	26,000	24,758
2.50%, 06/03/50 (a)	48,000	42,957
2.70%, 06/03/60 (a)	25,000	22,253
3.15%, 08/22/27 (a)	26,000	28,423
4.05%, 08/22/47 (a)	10,000	11,652
4.25%, 08/22/57 (a)	4,000	4,813
Ameren Corp. 2.50%, 09/15/24 (a)	75,000	78,922
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	25,000	24,369
3.25%, 03/01/50 (a)	25,000	23,245
American Express Co. 3.00%, 10/30/24 (a)	250,000	268,510
American International Group Inc.
4.25%, 03/15/29 (a)	82,000	92,336
4.50%, 07/16/44 (a)	105,000	119,520
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter) 5.75%, 04/01/48 (a)(b)	39,000	43,515
American Tower Corp.
1.50%, 01/31/28 (a)	101,000	96,451
2.90%, 01/15/30 (a)	113,000	115,346
3.70%, 10/15/49 (a)	26,000	26,293
3.80%, 08/15/29 (a)	26,000	28,336
4.70%, 03/15/22 (a)	200,000	208,070
American Water Capital Corp. 2.95%, 09/01/27 (a)	61,000	65,018

	Principal Amount ($)	Fair Value $
Amgen Inc.
2.45%, 02/21/30 (a)	126,000	126,857
3.15%, 02/21/40 (a)	55,000	54,826
3.38%, 02/21/50 (a)	16,000	15,922
4.56%, 06/15/48 (a)	20,000	23,831
4.66%, 06/15/51 (a)	5,000	6,087
Anheuser-Busch Companies LLC/Anheuser- Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	266,000	292,337
4.70%, 02/01/36 (a)	13,000	15,245
4.90%, 02/01/46 (a)	22,000	26,146
Anheuser-Busch InBev
Worldwide Inc.
3.50%, 06/01/30 (a)	77,000	83,386
4.00%, 04/13/28 (a)	34,000	37,907
4.35%, 06/01/40 (a)	71,000	80,045
4.38%, 04/15/38 (a)	39,000	44,352
4.50%, 06/01/50 (a)	88,000	100,106
4.60%, 04/15/48 (a)	19,000	21,783
4.75%, 04/15/58 (a)	11,000	12,703
5.55%, 01/23/49 (a)	13,000	16,765
Anthem Inc.
2.88%, 09/15/29 (a)	17,000	17,637
3.30%, 01/15/23 (a)	27,000	28,356
3.60%, 03/15/51 (a)	40,000	41,458
3.70%, 09/15/49 (a)	17,000	17,742
Apollo Management Holdings LP 2.65%, 06/05/30(a)(f)	38,000	37,276
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter) 4.95%, 01/14/50 (a)(b)(f)	50,000	51,238
Apple Inc.
2.15%, 02/09/22 (a)	3,000	3,049
2.20%, 09/11/29 (a)	62,000	62,640
2.65%, 02/08/51 (a)	66,000	60,395
2.80%, 02/08/61 (a)	90,000	80,930
2.95%, 09/11/49 (a)	16,000	15,456
3.35%, 02/09/27 (a)	12,000	13,192
3.45%, 02/09/45 (a)	30,000	31,927
3.85%, 08/04/46 (a)	34,000	38,262
Applied Materials Inc. 4.35%, 04/01/47 (a)	80,000	95,709
Aptiv PLC 4.40%, 10/01/46 (a)	19,000	20,277
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (a)	11,000	11,601

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	33

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Ares Capital Corp. 3.25%, 07/15/25 (a)	202,000	208,480
Ascension Health 4.85%, 11/15/53 (a)	17,000	22,733
AstraZeneca PLC
4.00%, 01/17/29 (a)	12,000	13,463
4.38%, 08/17/48 (a)	4,000	4,712
AT&T Inc.
1.70%, 03/25/26	348,000	348,031
2.30%, 06/01/27 (a)	52,000	53,015
2.63%, 12/01/22 (a)	3,000	3,304
2.75%, 06/01/31 (a)	228,000	227,138
3.30%, 02/01/52 (a)	35,000	31,747
3.85%, 06/01/60 (a)	69,000	66,025
4.35%, 03/01/29 (a)	68,000	76,856
4.45%, 04/01/24 (a)	24,000	26,364
4.50%, 05/15/35 (a)	70,000	78,914
4.55%, 03/09/49 (a)	26,000	28,516
4.75%, 05/15/46 (a)	36,000	41,280
4.80%, 06/15/44 (a)	20,000	22,812
4.85%, 03/01/39 (a)	31,000	36,024
5.15%, 11/15/46 (a)	3,000	3,643
5.25%, 03/01/37 (a)	23,000	27,782
5.35%, 12/15/43 (a)	15,000	17,190
Athene Holding Ltd. 6.15%, 04/03/30 (a)	54,000	65,944
Avangrid Inc. 3.15%, 12/01/24 (a)	45,000	48,415
Avery Dennison Corp. 2.65%, 04/30/30 (a)	15,000	15,077
Bain Capital Specialty Finance Inc. 2.95%, 03/10/26 (a)	95,000	94,043
Bank of America Corp.
3.25%, 10/21/27 (a)	4,000	4,301
3.95%, 04/21/25 (a)	89,000	97,566
4.18%, 11/25/27 (a)	130,000	144,611
Bank of America Corp. (2.59%fixed rate until 04/29/30; 2.15% + SOFR thereafter) 2.59%, 04/29/31 (a)(b)	325,000	323,973
Bank of America Corp. (3.12%fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12%, 01/20/23 (a)(b)	31,000	31,660
Bank of America Corp. (3.37%fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37%, 01/23/26 (a)(b)	19,000	20,439

	Principal Amount ($)	Fair Value $
Bank of America Corp. (3.56%fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter) 3.56%, 04/23/27 (a)(b)	163,000	177,463
Bank of America Corp. (3.71%fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter) 3.71%, 04/24/28 (a)(b)	72,000	78,781
Bank of America Corp. (3.95%fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95%, 01/23/49 (a)(b)	17,000	18,506
Bank of America Corp. (4.24%fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24%, 04/24/38 (a)(b)	93,000	105,424
Bank of America Corp. (4.27%fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter) 4.27%, 07/23/29 (a)(b)	79,000	89,061
Bank of America Corp. (4.30%fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter) 4.30%, 12/31/99 (a)(b)	65,000	65,209
Bank of America Corp. (4.44%fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44%, 01/20/48 (a)(b)	83,000	96,968
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter) 4.34%, 10/05/28 (a)(b)	45,000	48,695
Barclays PLC 4.84%, 05/09/28 (a)	200,000	223,160
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter) 2.65%, 06/24/31 (a)(b)	633,000	623,454

See Notes to Schedules of Investments and Notes to Financial Statements.

34	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR thereafter) 2.85%, 05/07/26 (a)(b)	200,000	209,196
Barrick North America Finance LLC 5.70%, 05/30/41 (a)	3,000	3,859
BAT Capital Corp.
2.26%, 03/25/28 (a)	29,000	28,522
2.73%, 03/25/31 (a)	60,000	58,314
3.98%, 09/25/50 (a)	37,000	34,741
4.39%, 08/15/37 (a)	30,000	31,493
4.54%, 08/15/47 (a)	16,000	16,129
4.70%, 04/02/27 (a)	34,000	38,301
4.91%, 04/02/30 (a)	36,000	41,067
BAT International Finance PLC 1.67%, 03/25/26 (a)	35,000	34,638
Baxter International Inc. 3.95%, 04/01/30 (a)(f)	57,000	64,136
Baylor Scott & White Holdings 2.84%, 11/15/50 (a)	10,000	9,450
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	23,000	23,598
3.70%, 06/06/27 (a)	26,000	28,657
3.73%, 12/15/24 (a)	4,000	4,370
4.67%, 06/06/47 (a)	3,000	3,585
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	16,000	17,304
3.70%, 07/15/30 (a)	81,000	89,759
3.80%, 07/15/48 (a)	38,000	40,734
4.25%, 10/15/50 (a)	33,000	38,039
6.13%, 04/01/36 (a)	64,000	86,787
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	42,000	39,339
2.85%, 10/15/50 (a)	27,000	24,977
Berry Global Inc. 4.88%, 07/15/26 (a)(f)	101,000	106,831
Biogen Inc.
2.25%, 05/01/30 (a)	20,000	19,237
3.15%, 05/01/50 (a)	14,000	12,876
Block Financial LLC 3.88%, 08/15/30 (a)	16,000	16,487
BNP Paribas S.A. (2.82%fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter) 2.82%, 11/19/25 (a)(b)(f)	204,000	214,692
Boardwalk Pipelines LP 4.80%, 05/03/29 (a)	23,000	25,480

	Principal Amount ($)	Fair Value $
Boston Scientific Corp. 4.70%, 03/01/49 (a)	9,000	10,913
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	44,000	40,215
3.02%, 01/16/27 (a)	56,000	59,832
3.38%, 02/08/61 (a)	90,000	83,492
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter) 4.88%, 12/31/99 (a)(b)	53,000	56,801
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter) 4.38%, 12/31/99 (a)(b)	66,000	70,044
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	35,000	32,688
2.35%, 11/13/40 (a)	65,000	59,111
2.55%, 11/13/50 (a)	50,000	44,510
3.20%, 06/15/26 (a)	23,000	25,049
3.40%, 07/26/29 (a)	42,000	45,879
3.45%, 11/15/27 (a)	12,000	13,210
4.13%, 06/15/39 (a)	19,000	22,107
4.25%, 10/26/49 (a)	19,000	22,381
4.35%, 11/15/47 (a)	2,000	2,377
4.55%, 02/20/48 (a)	46,000	56,174
5.00%, 08/15/45 (a)	21,000	26,985
Brixmor Operating Partnership LP 2.25%, 04/01/28 (a)	85,000	83,398
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 01/15/27 (a)	6,000	6,510
Broadcom Inc.
3.15%, 11/15/25 (a)	85,000	90,550
3.42%, 04/15/33	7,000	6,999
4.15%, 11/15/30 (a)	53,000	57,185
4.30%, 11/15/32 (a)	37,000	40,275
Brown-Forman Corp. 4.00%, 04/15/38 (a)	4,000	4,515
Bunge Limited Finance Corp. 3.75%, 09/25/27 (a)	10,000	10,959
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	61,000	69,672
4.55%, 09/01/44 (a)	31,000	37,089
Cameron LNG LLC 3.30%, 01/15/35 (a)(f)	17,000	17,435
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	42,000	45,468
4.95%, 06/01/47 (a)	3,000	3,477

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	35

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Canadian Pacific Railway Co. 2.90%, 02/01/25 (a)	13,000	13,812
Capital One Financial Corp. 3.75%, 07/28/26 (a)	675,000	732,895
Cardinal Health Inc.
2.62%, 06/15/22 (a)	13,000	13,307
3.08%, 06/15/24 (a)	12,000	12,765
Carrier Global Corp.
2.72%, 02/15/30 (a)	36,000	36,338
3.38%, 04/05/40 (a)	25,000	24,994
3.58%, 04/05/50 (a)	36,000	35,486
Caterpillar Inc. 3.25%, 09/19/49 - 04/09/50 (a)	89,000	91,138
3.80%, 08/15/42 (a)	6,000	6,756
Centene Corp.
3.38%, 02/15/30 (a)	63,000	63,612
4.25%, 12/15/27 (a)	164,000	172,382
5.38%, 08/15/26 (a)(f)	297,000	313,804
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	58,000	55,056
3.70%, 04/01/51	87,000	81,315
4.46%, 07/23/22 (a)	90,000	93,834
4.80%, 03/01/50 (a)	18,000	19,380
4.91%, 07/23/25 (a)	63,000	71,497
5.05%, 03/30/29 (a)	39,000	44,850
5.75%, 04/01/48 (a)	14,000	16,983
6.38%, 10/23/35 (a)	2,000	2,592
6.48%, 10/23/45 (a)	16,000	20,973
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/25 (a)	81,000	92,343
Chevron Corp.
2.24%, 05/11/30 (a)	15,000	14,952
2.98%, 05/11/40 (a)	25,000	24,834
3.08%, 05/11/50 (a)	12,000	11,600
Chevron USA Inc.
3.85%, 01/15/28 (a)	34,000	37,902
3.90%, 11/15/24 (a)	16,000	17,627
4.20%, 10/15/49 (a)	4,000	4,584
5.05%, 11/15/44 (a)	2,000	2,551
Choice Hotels International Inc. 3.70%, 01/15/31 (a)	36,000	37,799
Chubb INA Holdings Inc. 4.35%, 11/03/45 (a)	47,000	55,857
Cigna Corp.
2.40%, 03/15/30 (a)	32,000	31,698
3.25%, 04/15/25 (a)	24,000	25,775
3.40%, 03/01/27 - 03/15/51 (a)	43,000	43,412

	Principal Amount ($)	Fair Value $
3.75%, 07/15/23 (a)	26,000	27,790
3.88%, 10/15/47 (a)	2,000	2,140
4.13%, 11/15/25 (a)	34,000	37,929
4.38%, 10/15/28 (a)	12,000	13,735
4.80%, 08/15/38 (a)	10,000	12,002
4.90%, 12/15/48 (a)	2,000	2,450
Cisco Systems Inc. 5.90%, 02/15/39 (a)	13,000	18,364
Citigroup Inc. 4.75%, 05/18/46 (a)	41,000	48,585
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter) 2.98%, 11/05/30 (a)(b)	413,000	427,154
CitiGroup Inc.
4.13%, 07/25/28 (a)	265,000	292,483
4.65%, 07/23/48 (a)	91,000	111,625
CitiGroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter) 1.68%, 05/15/24 (a)(b)	220,000	224,569
CitiGroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88%, 07/24/23 (a)(b)	65,000	66,946
CitiGroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88%, 01/24/39 (a)(b)	31,000	33,613
CitiGroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter) 4.70%, 12/31/99 (a)(b)	83,000	83,676
Citrix Systems Inc. 1.25%, 03/01/26 (a)	150,000	147,831
CMS Energy Corp. 4.88%, 03/01/44 (a)	43,000	51,494
CNA Financial Corp.
3.45%, 08/15/27 (a)	30,000	32,742
3.90%, 05/01/29 (a)	69,000	76,219
CNH Industrial Capital LLC 1.95%, 07/02/23 (a)	70,000	71,901
CNOOC Finance 2014 ULC 4.25%, 04/30/24 (a)	233,000	253,879
CNOOC Petroleum North America ULC 6.40%, 05/15/37 (a)	69,000	90,219
Comcast Corp.
2.65%, 08/15/62 (a)	22,000	18,709
2.80%, 01/15/51 (a)	48,000	44,006

See Notes to Schedules of Investments and Notes to Financial Statements.

36	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

3.10%, 04/01/25 (a)	35,000	37,762
3.20%, 07/15/36 (a)	22,000	22,946
3.25%, 11/01/39 (a)	50,000	51,559
3.45%, 02/01/50 (a)	44,000	45,194
3.97%, 11/01/47 (a)	29,000	32,474
4.15%, 10/15/28 (a)	12,000	13,723
4.60%, 08/15/45 (a)	6,000	7,293
4.70%, 10/15/48 (a)	43,000	53,132
CommonSpirit Health 4.35%, 11/01/42	129,000	142,367
Conagra Brands Inc.
5.30%, 11/01/38 (a)	12,000	14,841
5.40%, 11/01/48 (a)	10,000	12,806
ConocoPhillips
3.75%, 10/01/27 (a)(f)	10,000	11,041
4.30%, 08/15/28 (a)(f)	47,000	53,246
4.88%, 10/01/47 (a)(f)	9,000	10,995
ConocoPhillips Co. 4.30%, 11/15/44 (a)	22,000	25,073
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	24,000	25,467
3.35%, 04/01/30 (a)	16,000	17,177
3.88%, 06/15/47 (a)	52,000	55,026
3.95%, 04/01/50 (a)	44,000	47,695
Constellation Brands Inc.
3.15%, 08/01/29 (a)	233,000	244,077
3.70%, 12/06/26 (a)	46,000	50,519
4.50%, 05/09/47 (a)	19,000	21,648
Continental Resources Inc.
3.80%, 06/01/24	290,000	297,064
4.50%, 04/15/23 (a)	122,000	126,132
Corning Inc. 4.38%, 11/15/57 (a)	20,000	21,888
Corporate Nacional del Cobre de Chile 3.15%, 01/15/51 (a)(f)	85,000	78,033
Corporate Office Properties LP
2.25%, 03/15/26 (a)	55,000	55,987
2.75%, 04/15/31 (a)	36,000	34,806
Costco Wholesale Corp. 1.75%, 04/20/32 (a)	34,000	32,407
Credit Agricole SA (1.25%fixed rate until 01/26/26; 0.89% + SOFR thereafter) 1.25%, 01/26/27 (a)(b)(f)	267,000	261,038
Crown Castle International Corp.
3.30%, 07/01/30 (a)	281,000	293,673
4.15%, 07/01/50 (a)	36,000	38,408
5.20%, 02/15/49 (a)	35,000	42,581

	Principal Amount ($)	Fair Value $
CSX Corp. 4.50%, 03/15/49 - 08/01/54 (a)	68,000	79,713
CubeSmart LP 4.38%, 02/15/29 (a)	94,000	104,926
CVS Health Corp.
3.00%, 08/15/26 (a)	19,000	20,300
3.25%, 08/15/29 (a)	21,000	22,226
3.63%, 04/01/27 (a)	32,000	35,136
3.75%, 04/01/30 (a)	25,000	27,275
3.88%, 07/20/25 (a)	13,000	14,368
4.25%, 04/01/50 (a)	21,000	23,616
4.30%, 03/25/28 (a)	9,000	10,216
4.78%, 03/25/38 (a)	11,000	12,989
5.00%, 12/01/24 (a)	28,000	31,777
5.13%, 07/20/45 (a)	22,000	27,040
5.30%, 12/05/43 (a)	35,000	43,750
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)(f)	34,000	36,926
5.45%, 06/15/23 (a)(f)	269,000	293,979
6.02%, 06/15/26 (a)(f)	11,000	13,016
8.35%, 07/15/46 (a)(f)	27,000	41,098
Devon Energy Corp. 5.00%, 06/15/45 (a)	12,000	13,134
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	29,000	29,633
3.25%, 11/15/39 (a)	17,000	17,353
3.40%, 11/15/49 (a)	9,000	9,147
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	50,000	52,756
3.13%, 03/24/31	95,000	94,894
3.25%, 12/01/26 (a)	29,000	30,542
3.50%, 12/01/29 (a)	26,000	27,023
4.40%, 03/24/51	50,000	51,241
Digital Realty Trust LP 3.60%, 07/01/29 (a)	36,000	38,866
Discovery Communications LLC
2.95%, 03/20/23 (a)	65,000	67,895
3.95%, 03/20/28 (a)	44,000	48,053
4.95%, 05/15/42 (a)	3,000	3,404
5.00%, 09/20/37 (a)	7,000	8,163
Dollar General Corp.
3.50%, 04/03/30 (a)	57,000	61,516
4.13%, 04/03/50 (a)	31,000	34,362
Dollar Tree Inc. 4.00%, 05/15/25 (a)	51,000	56,308
Dominion Energy Inc.
3.07%, 08/15/24 (a)(g)	26,000	27,743
3.38%, 04/01/30 (a)	94,000	100,137
Dover Corp. 2.95%, 11/04/29 (a)	32,000	33,580

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	37

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

DTE Energy Co.
2.85%, 10/01/26 (a)	24,000	25,453
3.85%, 12/01/23 (a)	15,000	16,142
Duke Energy Carolinas LLC 3.95%, 03/15/48 (a)	14,000	15,422
Duke Energy Corp. 3.75%, 09/01/46 (a)	9,000	9,104
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter) 4.88%, 12/31/99 (a)(b)	75,000	79,346
Duke Energy Progress LLC 4.15%, 12/01/44 (a)	18,000	20,413
Duke Realty LP
3.05%, 03/01/50 (a)	16,000	14,771
3.38%, 12/15/27 (a)	30,000	32,716
DuPont de Nemours Inc.
2.17%, 05/01/23 (a)	65,000	65,303
5.32%, 11/15/38 (a)	7,000	8,785
5.42%, 11/15/48 (a)	7,000	9,123
Duquesne Light Holdings Inc. 3.62%, 08/01/27 (a)(f)	18,000	19,484
Eastman Chemical Co. 4.65%, 10/15/44 (a)	35,000	40,677
Eaton Corp. 3.10%, 09/15/27 (a)	41,000	44,220
Ecolab Inc.
1.30%, 01/30/31 (a)	30,000	27,429
2.13%, 08/15/50 (a)	24,000	19,612
Edison International
4.95%, 04/15/25 (a)	75,000	83,803
5.75%, 06/15/27 (a)	7,000	8,176
EI du Pont de Nemours & Co. 2.30%, 07/15/30 (a)	66,000	65,861
Electronic Arts Inc.
1.85%, 02/15/31 (a)	52,000	49,081
2.95%, 02/15/51 (a)	40,000	36,900
Eli Lilly & Co. 3.95%, 03/15/49 (a)	30,000	34,113
Emerson Electric Co.
1.80%, 10/15/27 (a)	26,000	26,110
2.75%, 10/15/50 (a)	19,000	17,568
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(f)	61,000	58,953
1.78%, 03/17/31 (a)(f)	184,000	171,589
Enbridge Energy Partners LP 5.50%, 09/15/40 (a)	2,000	2,386

	Principal Amount ($)	Fair Value $
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter) 5.75%, 07/15/80 (a)(b)	89,000	95,525
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	52,000	54,869
4.50%, 04/15/24 (a)	8,000	8,718
4.95%, 06/15/28 (a)	9,000	10,074
5.30%, 04/15/47 (a)	35,000	36,664
6.13%, 12/15/45 (a)	4,000	4,578
6.50%, 02/01/42 (a)	21,000	25,050
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter) 6.75%, 12/31/99 (a)(b)	123,000	118,160
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (a)	18,000	19,383
Entergy Louisiana LLC 4.00%, 03/15/33 (a)	14,000	15,947
Enterprise Products Operating LLC 4.25%, 02/15/48 (a)	34,000	36,192
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25%, 08/16/77 (a)(b)	11,000	11,064
EOG Resources Inc.
4.15%, 01/15/26 (a)	6,000	6,746
4.38%, 04/15/30 (a)	81,000	93,129
4.95%, 04/15/50 (a)	16,000	19,587
5.10%, 01/15/36 (a)	9,000	10,673
Equinix Inc.
1.25%, 07/15/25 (a)	60,000	59,510
2.15%, 07/15/30 (a)	52,000	49,381
Equinor ASA 3.25%, 11/18/49 (a)	20,000	19,610
ERP Operating LP 4.50%, 07/01/44 (a)	30,000	35,549
Essex Portfolio LP 2.65%, 03/15/32 (a)	21,000	20,661
Eversource Energy 3.45%, 01/15/50 (a)	31,000	31,130
Exelon Corp.
3.50%, 06/01/22 (a)	30,000	30,941
4.05%, 04/15/30 (a)	54,000	60,046

See Notes to Schedules of Investments and Notes to Financial Statements.

38	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

4.45%, 04/15/46 (a)	39,000	44,802
4.70%, 04/15/50 (a)	36,000	43,170
Expedia Group Inc. 2.95%, 03/15/31 (a)(f)	48,000	47,309
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	108,000	109,956
3.45%, 04/15/51 (a)	57,000	57,454
FedEx Corp.
3.80%, 05/15/25 (a)	179,000	197,358
4.10%, 02/01/45 (a)	84,000	90,558
Fidelity National Information Services Inc.
0.60%, 03/01/24 (a)	95,000	94,489
1.65%, 03/01/28 (a)	48,000	46,888
2.25%, 03/01/31 (a)	59,000	57,963
3.10%, 03/01/41 (a)	12,000	11,801
FirstEnergy Transmission LLC 4.55%, 04/01/49 (a)(f)	80,000	84,830
Fiserv Inc.
3.50%, 07/01/29 (a)	199,000	214,623
4.40%, 07/01/49 (a)	10,000	11,549
Florida Power & Light Co.
2.85%, 04/01/25 (a)	80,000	85,350
4.13%, 02/01/42 (a)	59,000	67,990
Flowers Foods Inc. 2.40%, 03/15/31 (a)	52,000	50,737
Ford Motor Credit Company LLC 5.88%, 08/02/21 (a)	205,000	207,823
Fox Corp. 3.50%, 04/08/30 (a)	35,000	37,304
GA Global Funding Trust 1.63%, 01/15/26 (a)(f)	135,000	134,860
General Dynamics Corp. 4.25%, 04/01/50 (a)	90,000	107,945
General Mills Inc.
2.88%, 04/15/30 (a)	40,000	41,292
3.00%, 02/01/51 (a)(f)	18,000	16,838
General Motors Co.
5.20%, 04/01/45 (a)	2,000	2,303
5.40%, 10/02/23 - 04/01/48 (a)	17,000	19,383
6.13%, 10/01/25 (a)	66,000	77,747
6.80%, 10/01/27 (a)	29,000	36,056
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	163,000	159,986
2.35%, 01/08/31 (a)	43,000	41,077
3.45%, 01/14/22 - 04/10/22 (a)	441,000	451,396
3.55%, 04/09/21 (a)	104,000	104,035
5.25%, 03/01/26 (a)	24,000	27,501

	Principal Amount ($)	Fair Value $
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	90,000	91,547
3.60%, 03/01/25 (a)(f)	41,000	44,395
Gilead Sciences Inc.
1.20%, 10/01/27 (a)	29,000	27,781
1.65%, 10/01/30 (a)	25,000	23,436
2.60%, 10/01/40 (a)	50,000	45,988
2.80%, 10/01/50 (a)	44,000	39,184
2.95%, 03/01/27 (a)	4,000	4,253
3.50%, 02/01/25 (a)	13,000	14,082
3.65%, 03/01/26 (a)	99,000	108,786
4.15%, 03/01/47 (a)	8,000	8,894
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	29,000	30,813
3.63%, 05/15/25 (a)	28,000	30,762
GlaxoSmithKline Capital PLC 3.38%, 06/01/29 (a)	26,000	28,427
Graphic Packaging International LLC 1.51%, 04/15/26 (a)(f)	97,000	96,313
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(f)	125,000	127,266
2.60%, 10/15/25 (a)(f)	90,000	91,433
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	2,201
5.00%, 11/15/45 (a)	13,000	14,437
HCA Inc.
4.13%, 06/15/29 (a)	81,000	89,731
4.50%, 02/15/27 (a)	36,000	40,397
Health Care Service Corp.
2.20%, 06/01/30 (a)(f)	90,000	88,447
3.20%, 06/01/50 (a)(f)	19,000	18,057
Healthcare Trust of America
Holdings LP 2.00%, 03/15/31 (a)	32,000	29,835
Hess Corp.
5.60%, 02/15/41 (a)	6,000	6,929
5.80%, 04/01/47 (a)	3,000	3,565
Hewlett Packard Enterprise
Co. 6.35%, 10/15/45 (a)	5,000	6,527
Highwoods Realty LP
4.13%, 03/15/28 (a)	34,000	36,899
4.20%, 04/15/29 (a)	103,000	112,281
Honeywell International Inc. 2.70%, 08/15/29 (a)	43,000	45,007
Hormel Foods Corp. 1.80%, 06/11/30 (a)	76,000	73,067
HSBC Holdings PLC 4.25%, 03/14/24 (a)	248,000	269,797

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	39

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

HSBC Holdings PLC (2.01%fixed rate until 09/22/27; 1.73% + SOFR thereafter) 2.01%, 09/22/28 (a)(b)	400,000	392,968
HSBC Holdings PLC (4.00%fixed rate until 09/09/26; 3.22% + 5 year CMT Rate thereafter) 4.00%, 12/31/99 (a)(b)	200,000	198,800
Huntington Bancshares Inc. 2.55%, 02/04/30 (a)	68,000	68,102
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	163,000	158,967
3.10%, 04/05/22 (a)(f)	17,000	17,389
Imperial Brands Finance PLC 3.50%, 02/11/23 (a)(f)	203,000	211,260
ING Groep N.V.
4.10%, 10/02/23 (a)	204,000	221,107
ING Groep N.V. (1.02% fixed rate until 04/01/26; 1.01% + SOFR thereafter) 1.02%, 04/01/27 (b)(c)	288,000	288,490
ING Groep N.V. (1.73% fixed rate until 04/01/26; 0.92% + SOFR thereafter) 1.73%, 04/01/27 (b)(c)	200,000	200,160
ING Groep N.V. (2.73% fixed rate until 04/01/31; 1.12% + SOFR thereafter) 2.73%, 04/01/32 (b)(c)	200,000	199,816
Ingredion Inc.
2.90%, 06/01/30 (a)	30,000	30,671
3.90%, 06/01/50 (a)	16,000	17,007
Intel Corp.
2.45%, 11/15/29 (a)	58,000	59,358
2.60%, 05/19/26 (a)	33,000	35,040
3.10%, 02/15/60 (a)	55,000	52,065
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	16,000	14,643
2.65%, 09/15/40 (a)	16,000	14,801
3.00%, 09/15/60 (a)	32,000	28,591
International Business
Machines Corp.
4.15%, 05/15/39 (a)	141,000	161,060
4.25%, 05/15/49 (a)	141,000	162,574
International Paper Co. 4.40%, 08/15/47 (a)	36,000	42,045

	Principal Amount ($)	Fair Value $
Interstate Power & Light Co. 3.40%, 08/15/25 (a)	24,000	25,889
ITC Holdings Corp. 2.95%, 05/14/30 (a)(f)	90,000	92,144
Jabil Inc. 3.95%, 01/12/28 (a)	20,000	22,290
John Deere Capital Corp. 2.45%, 01/09/30 (a)	121,000	123,465
Johnson & Johnson 3.63%, 03/03/37 (a)	31,000	35,015
Johnson Controls International PLC 4.50%, 02/15/47 (a)	6,000	7,058
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	238,000	258,675
3.63%, 12/01/27 (a)	36,000	39,103
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter) 2.96%, 05/13/31 (a)(b)	57,000	58,015
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88%, 07/24/38 (a)(b)	90,000	99,495
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90%, 01/23/49 (a)(b)	77,000	84,868
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter) 3.96%, 01/29/27 (a)(b)	123,000	135,983
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01%, 04/23/29 (a)(b)	62,000	69,182
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter) 4.49%, 03/24/31 (a)(b)	361,000	416,428

See Notes to Schedules of Investments and Notes to Financial Statements.

40	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter) 4.60%, 12/31/99 (a)(b)	81,000	81,842
JPMorgan Chase & Co. 6.10%fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10%, 10/29/49 (a)(b)	170,000	183,780
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	60,000	63,476
3.80%, 05/01/50 (a)	46,000	48,938
4.50%, 11/15/45 (a)	10,000	11,575
4.60%, 05/25/28 (a)	16,000	18,489
KeyCorp 2.25%, 04/06/27 (a)	107,000	109,793
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	3,000	3,250
5.00%, 03/01/43 (a)	13,000	14,634
6.38%, 03/01/41 (a)	11,000	14,042
Kinder Morgan Inc. 5.05%, 02/15/46 (a)	11,000	12,413
KLA Corp.
3.30%, 03/01/50 (a)	77,000	74,818
4.10%, 03/15/29 (a)	73,000	82,245
4.65%, 11/01/24 (a)	66,000	73,816
Kohl’s Corp. 3.38%, 05/01/31	65,000	65,063
4.25%, 07/17/25 (a)	109,000	119,376
5.55%, 07/17/45 (a)	41,000	46,581
9.50%, 05/15/25 (a)	21,000	27,276
L3Harris Technologies Inc. 3.85%, 12/15/26 (a)	157,000	173,753
Lear Corp. 4.25%, 05/15/29 (a)	5,000	5,539
Leidos Inc.
2.95%, 05/15/23 (a)(f)	88,000	92,003
3.63%, 05/15/25 (a)(f)	25,000	27,134
4.38%, 05/15/30 (a)(f)	90,000	99,955
Liberty Mutual Group Inc. 3.95%, 05/15/60 (a)(f)	17,000	17,293
Life Storage LP 2.20%, 10/15/30 (a)	57,000	54,030
Lincoln National Corp.
3.63%, 12/12/26 (a)	26,000	28,645
4.35%, 03/01/48 (a)	125,000	139,352
Lloyds Banking Group PLC 3.75%, 01/11/27 (a)	400,000	438,636

	Principal Amount ($)	Fair Value $
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	9,000	9,935
3.80%, 03/01/45 (a)	15,000	16,638
4.50%, 05/15/36 (a)	22,000	26,590
Lowe’s Companies Inc.
1.30%, 04/15/28 (a)	25,000	23,780
1.70%, 10/15/30 (a)	18,000	16,843
3.00%, 10/15/50 (a)	62,000	57,907
3.70%, 04/15/46 (a)	12,000	12,524
4.05%, 05/03/47 (a)	12,000	13,167
Lsega Financing PLC 3.20%, 04/06/41 (c)(f)	200,000	198,312
LYB International Finance BV 4.88%, 03/15/44 (a)	5,000	5,848
LYB International Finance II BV 3.50%, 03/02/27 (a)	7,000	7,597
LYB International Finance III LLC
1.25%, 10/01/25 (a)	30,000	29,648
3.63%, 04/01/51 (a)	43,000	42,454
3.80%, 10/01/60 (a)	21,000	20,402
Macquarie Group, Ltd. (1.34% fixed rate until 01/12/26; 1.07% + SOFR thereafter) 1.34%, 01/12/27 (a)(b)(f)	44,000	43,166
Marathon Oil Corp. 3.85%, 06/01/25 (a)	14,000	15,023
Masco Corp. 3.50%, 11/15/27 (a)	5,000	5,469
Mastercard Inc.
3.30%, 03/26/27 (a)	32,000	35,187
3.85%, 03/26/50 (a)	12,000	13,601
McCormick & Company Inc.
1.85%, 02/15/31 (a)	29,000	27,319
3.25%, 11/15/25 (a)	254,000	274,096
McDonald’s Corp.
3.60%, 07/01/30 (a)	55,000	60,054
3.63%, 09/01/49 (a)	10,000	10,413
3.70%, 01/30/26 (a)	9,000	9,925
3.80%, 04/01/28 (a)	21,000	23,238
4.20%, 04/01/50 (a)	27,000	30,773
4.88%, 12/09/45 (a)	14,000	17,127
Medtronic Inc. 4.63%, 03/15/45 (a)	2,000	2,518
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52 (a)	34,000	40,173
Merck & Company Inc.
2.45%, 06/24/50 (a)	105,000	92,960

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	41

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

2.75%, 02/10/25 (a)	23,000	24,486
4.00%, 03/07/49 (a)	4,000	4,612
MetLife Inc.
4.05%, 03/01/45 (a)	11,000	12,472
4.72%, 12/15/44 (a)	51,000	62,788
Microchip Technology Inc. 2.67%, 09/01/23 (a)(f)	471,000	491,083
Micron Technology Inc. 2.50%, 04/24/23 (a)	65,000	67,452
Microsoft Corp.
2.40%, 08/08/26 (a)	51,000	53,873
2.68%, 06/01/60 (a)	9,000	8,259
2.88%, 02/06/24 (a)	150,000	159,970
2.92%, 03/17/52	138,000	135,785
3.04%, 03/17/62	56,000	54,947
3.45%, 08/08/36 (a)	9,000	9,929
3.50%, 02/12/35 (a)	18,000	20,105
Morgan Stanley
3.70%, 10/23/24 (a)	130,000	142,399
3.95%, 04/23/27 (a)	149,000	164,442
4.35%, 09/08/26 (a)	54,000	60,966
5.00%, 11/24/25 (a)	597,000	686,102
Morgan Stanley (1.93% fixed rate until 04/28/31; 1.02% + SOFR thereafter) 1.93%, 04/28/32 (a)(b)	65,000	61,300
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter) 2.80%, 01/25/52 (a)(b)	57,000	52,177
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97%, 07/22/38 (a)(b)	114,000	127,360
Morgan Stanley 3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter) 3.62%, 04/01/31 (a)(b)	207,000	224,434
MPLX LP
2.65%, 08/15/30 (a)	40,000	39,226
3.38%, 03/15/23 (a)	164,000	172,161
5.20%, 12/01/47 (a)	6,000	6,781
MPLX LP 1.33% fixed rate until 03/29/21; 1.10% + 3 month USD LIBOR 1.29%, 09/09/22 (a)(b)	65,000	65,029
Mylan Inc. 5.20%, 04/15/48 (a)	12,000	14,034

	Principal Amount ($)	Fair Value $
National Retail Properties Inc. 4.00%, 11/15/25 (a)	82,000	90,097
NewMarket Corp. 2.70%, 03/18/31 (a)	142,000	138,521
Newmont Corp. 4.88%, 03/15/42 (a)	17,000	20,752
NextEra Energy Capital Holdings Inc. 3.25%, 04/01/26 (a)	39,000	42,083
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter) 5.65%, 05/01/79 (a)(b)	65,000	74,276
NIKE Inc. 3.38%, 03/27/50 (a)	19,000	19,982
NiSource Inc.
3.60%, 05/01/30 (a)	38,000	41,195
3.95%, 03/30/48 (a)	12,000	12,691
Nordstrom Inc. 4.25%, 08/01/31 (c)(f)	30,000	29,993
Norfolk Southern Corp. 3.95%, 10/01/42 (a)	16,000	17,734
Northrop Grumman Corp.
3.85%, 04/15/45 (a)	2,000	2,153
4.03%, 10/15/47 (a)	5,000	5,545
NOV Inc. 3.60%, 12/01/29 (a)	49,000	49,300
Novartis Capital Corp. 2.20%, 08/14/30 (a)	94,000	94,579
NTT Finance Corp. 1.59%, 04/03/28 (a)(f)	283,000	276,231
Nucor Corp.
2.98%, 12/15/55 (a)(f)	21,000	19,080
3.95%, 05/01/28 (a)	21,000	23,462
Nutrien Ltd.
4.00%, 12/15/26 (a)	13,000	14,564
4.90%, 06/01/43 (a)	12,000	14,234
NVIDIA Corp.
2.85%, 04/01/30 (a)	36,000	37,808
3.50%, 04/01/50 (a)	83,000	87,689
NXP BV/NXP Funding LLC/NXP USA Inc. 2.70%, 05/01/25 (a)(f)	95,000	99,662
Occidental Petroleum Corp. 2.90%, 08/15/24 (a)	17,000	16,790
Oklahoma Gas & Electric Co. 3.25%, 04/01/30 (a)	29,000	30,964

See Notes to Schedules of Investments and Notes to Financial Statements.

42	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Oncor Electric Delivery Company LLC 3.80%, 09/30/47 (a)	16,000	17,320
ONEOK Inc. 4.35%, 03/15/29 (a)	31,000	33,798
Oracle Corp.
1.65%, 03/25/26	80,000	80,576
2.30%, 03/25/28	60,000	60,721
2.40%, 09/15/23 (a)	18,000	18,717
2.65%, 07/15/26 (a)	23,000	24,132
2.88%, 03/25/31	40,000	40,721
2.95%, 04/01/30 (a)	115,000	118,540
3.60%, 04/01/50 (a)	97,000	94,137
3.65%, 03/25/41	45,000	45,554
3.80%, 11/15/37 (a)	6,000	6,236
3.95%, 03/25/51	45,000	46,461
4.00%, 07/15/46 - 11/15/47 (a)	38,000	39,240
4.10%, 03/25/61	55,000	56,892
4.13%, 05/15/45 (a)	3,000	3,146
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	55,000	56,712
2.57%, 02/15/30 (a)	25,000	25,170
3.36%, 02/15/50 (a)	21,000	20,683
Ovintiv Exploration Inc. 5.63%, 07/01/24 (a)	217,000	238,377
Owens Corning 4.40%, 01/30/48 (a)	15,000	16,500
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	29,000	28,388
2.50%, 02/01/31 (a)	53,000	49,985
3.50%, 08/01/50 (a)	25,000	21,757
4.30%, 03/15/45 (a)	43,000	41,664
Pacific Gas and Electric Co. 3.30%, 08/01/40 (a)	53,000	47,787
PacifiCorp
2.70%, 09/15/30 (a)	32,000	32,748
6.25%, 10/15/37 (a)	113,000	154,175
Parker-Hannifin Corp. 3.25%, 06/14/29 (a)	21,000	22,439
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter) 4.50%, 10/01/50 (a)(b)	76,000	77,782
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	36,000	38,101
3.25%, 06/01/50 (a)	69,000	68,954
PepsiCo Inc.
1.63%, 05/01/30 (a)	73,000	69,845
2.63%, 07/29/29 (a)	51,000	53,257
3.45%, 10/06/46 (a)	15,000	15,834

	Principal Amount ($)	Fair Value $
Pfizer Inc.
2.70%, 05/28/50 (a)	121,000	112,352
3.45%, 03/15/29 (a)	29,000	31,828
3.60%, 09/15/28 (a)	28,000	31,009
3.90%, 03/15/39 (a)	14,000	15,932
4.13%, 12/15/46 (a)	8,000	9,372
4.40%, 05/15/44 (a)	4,000	4,812
Philip Morris International Inc.
1.50%, 05/01/25 (a)	25,000	25,350
2.10%, 05/01/30 (a)	17,000	16,467
Phillips 66 2.15%, 12/15/30 (a)	179,000	169,635
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	107,000	108,831
3.75%, 03/01/28 (a)	12,000	12,859
4.68%, 02/15/45 (a)	13,000	13,759
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	125,000	122,900
2.15%, 01/15/31 (a)	40,000	37,758
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	27,000	26,997
3.65%, 06/01/22 (a)	40,000	40,957
PPG Industries Inc. 1.20%, 03/15/26 (a)	142,000	139,545
PPL Capital Funding Inc. 3.10%, 05/15/26 (a)	71,000	75,837
Precision Castparts Corp. 4.38%, 06/15/45 (a)	14,000	15,860
Prologis LP 4.38%, 02/01/29 (a)	20,000	23,008
Prudential Financial Inc. 3.94%, 12/07/49 (a)	76,000	83,243
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter) 5.70%, 09/15/48 (a)(b)	83,000	94,951
PVH Corp. 4.63%, 07/10/25 (a)	80,000	88,146
QUALCOMM Inc.
1.30%, 05/20/28 (a)	6,000	5,739
1.65%, 05/20/32 (a)	11,000	10,107
3.25%, 05/20/27 (a)	2,000	2,182
4.30%, 05/20/47 (a)	2,000	2,357
Quest Diagnostics Inc. 2.95%, 06/30/30 (a)	12,000	12,412
Ralph Lauren Corp. 1.70%, 06/15/22 (a)	15,000	15,229

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	43

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Raymond James Financial Inc. 3.75%, 04/01/51 (c)	62,000	64,217
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	197,000	211,726
3.50%, 03/15/27 (a)	16,000	17,516
3.65%, 08/16/23 (a)	2,000	2,138
3.95%, 08/16/25 (a)	14,000	15,559
4.13%, 11/16/28 (a)	4,000	4,503
4.15%, 05/15/45 (a)	15,000	16,726
4.45%, 11/16/38 (a)	12,000	13,955
Realty Income Corp.
3.00%, 01/15/27 (a)	41,000	43,497
3.25%, 01/15/31 (a)	32,000	33,826
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	61,000	56,444
2.80%, 09/15/50 (a)	29,000	25,038
Reliance Steel & Aluminum Co. 2.15%, 08/15/30 (a)	105,000	100,899
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (a)	12,000	13,794
Rockwell Automation Inc. 4.20%, 03/01/49 (a)	49,000	58,165
Rogers Communications Inc. 5.00%, 03/15/44 (a)	7,000	8,316
Roper Technologies Inc. 2.95%, 09/15/29 (a)	85,000	88,612
Ross Stores Inc. 4.70%, 04/15/27 (a)	14,000	15,972
Royalty Pharma PLC
0.75%, 09/02/23 (a)(f)	35,000	34,955
1.20%, 09/02/25 (a)(f)	45,000	44,181
1.75%, 09/02/27 (a)(f)	25,000	24,428
2.20%, 09/02/30 (a)(f)	12,000	11,464
RPM International Inc. 3.75%, 03/15/27 (a)	17,000	18,714
Ryder System Inc. 2.90%, 12/01/26 (a)	85,000	90,307
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	12,000	13,188
4.50%, 05/15/30 (a)	21,000	23,567
5.00%, 03/15/27 (a)	6,000	6,840
5.88%, 06/30/26 (a)	67,000	78,582
Schlumberger Holdings Corp. 3.90%, 05/17/28 (a)(f)	13,000	14,141

	Principal Amount ($)	Fair Value $
Sempra Energy
3.80%, 02/01/38 (a)	9,000	9,666
4.00%, 02/01/48 (a)	21,000	22,068
Shell International Finance BV
2.38%, 08/21/22 (a)	2,000	2,057
3.13%, 11/07/49 (a)	54,000	52,008
3.75%, 09/12/46 (a)	8,000	8,538
4.13%, 05/11/35 (a)	12,000	13,685
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	2,103
3.20%, 09/23/26 (a)	10,000	10,758
Siemens Financieringsmaatschappij N.V.
1.70%, 03/11/28 (a)(f)	282,000	277,440
2.15%, 03/11/31 (a)(f)	250,000	243,950
2.88%, 03/11/41 (a)(f)	250,000	241,665
Simon Property Group LP 3.38%, 06/15/27 (a)	54,000	58,179
Societe Generale SA (1.49%fixed rate until 12/14/25; 1.10% + 1 year CMT Rate thereafter) 1.49%, 12/14/26 (a)(b)(f)	201,000	197,173
South Jersey Industries Inc. 3.70%, 04/15/31	116,000	116,991
Southern California Edison Co.
2.40%, 02/01/22 (a)	37,000	37,490
4.00%, 04/01/47 (a)	46,000	47,673
4.20%, 03/01/29 (a)	31,000	34,541
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	33,000	34,597
4.40%, 05/30/47 (a)	11,000	12,272
Southwest Airlines Co. 2.63%, 02/10/30 (a)	54,000	53,159
Southwestern Electric Power Co. 2.75%, 10/01/26 (a)	19,000	19,997
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	6,000	6,458
4.50%, 03/15/45 (a)	2,000	2,176
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter) 2.82%, 01/30/26 (a)(b)(f)	203,000	211,134

See Notes to Schedules of Investments and Notes to Financial Statements.

44	State Street Active Core Bond Fund

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Starbucks Corp. 4.00%, 11/15/28 (a)	16,000	17,996
Steel Dynamics Inc. 3.45%, 04/15/30 (a)	85,000	90,940
STERIS Irish FinCo UnLtd Co. 2.70%, 03/15/31 (c)	120,000	119,021
Stryker Corp.
1.95%, 06/15/30 (a)	71,000	68,622
2.90%, 06/15/50 (a)	32,000	30,198
Sumitomo Mitsui Financial Group Inc. 2.35%, 01/15/25 (a)	400,000	415,116
Suncor Energy Inc. 4.00%, 11/15/47 (a)	3,000	3,066
Sunoco Logistics Partners Operations LP 5.30%, 04/01/44 (a)	16,000	16,525
Sysco Corp.
3.25%, 07/15/27 (a)	16,000	17,223
5.95%, 04/01/30 (a)	32,000	40,015
6.60%, 04/01/50 (a)	8,000	11,584
Tampa Electric Co.
2.40%, 03/15/31	80,000	79,615
3.45%, 03/15/51	60,000	61,237
4.35%, 05/15/44 (a)	35,000	40,180
Tapestry Inc.
4.13%, 07/15/27 (a)	28,000	30,363
4.25%, 04/01/25 (a)	285,000	308,621
Target Corp. 2.50%, 04/15/26 (a)	20,000	21,241
Teck Resources Ltd. 3.90%, 07/15/30 (a)	34,000	35,511
Teledyne Technologies Inc.
2.25%, 04/01/28 (a)	172,000	171,197
2.75%, 04/01/31 (a)	59,000	58,965
TELUS Corp. 3.70%, 09/15/27 (a)	121,000	134,368
Texas Instruments Inc. 3.88%, 03/15/39 (a)	19,000	21,882
The Allstate Corp. (5.75%fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75%, 08/15/53 (a)(b)	40,000	42,652
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63%, 12/29/49 (a)(b)	86,000	90,770

	Principal Amount ($)	Fair Value $
The Bank of Nova Scotia (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter) 4.65%, 12/31/99 (a)(b)	109,000	108,947
The Boeing Co.
2.20%, 02/04/26 (a)	166,000	165,507
2.70%, 02/01/27 (a)	158,000	160,387
2.95%, 02/01/30 (a)	11,000	10,880
3.25%, 03/01/28 (a)	15,000	15,449
3.55%, 03/01/38 (a)	16,000	15,455
3.75%, 02/01/50 (a)	31,000	29,608
5.04%, 05/01/27 (a)	261,000	297,545
5.15%, 05/01/30 (a)	92,000	105,951
5.81%, 05/01/50 (a)	59,000	74,632
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter) 4.00%, 12/31/99 (a)(b)	101,000	99,276
The Cleveland Electric Illuminating Co. 4.55%, 11/15/30 (a)(f)	57,000	63,118
The CloroxCo. 1.80%, 05/15/30 (a)	90,000	86,170
The Coca-Cola Co.
2.60%, 06/01/50 (a)	66,000	59,807
2.75%, 06/01/60 (a)	26,000	23,491
The Dow Chemical Co.
2.10%, 11/15/30 (a)	103,000	99,303
3.60%, 11/15/50 (a)	43,000	43,477
4.25%, 10/01/34 (a)	21,000	23,517
5.55%, 11/30/48 (a)	13,000	17,138
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	65,000	65,987
3.13%, 12/01/49 (a)	21,000	21,281
The George Washington University 4.13%, 09/15/48	84,000	98,089
The Goldman Sachs Group Inc.
2.60%, 02/07/30 (a)	275,000	278,168
3.50%, 04/01/25 - 11/16/26 (a)	186,000	201,702
3.85%, 01/26/27 (a)	200,000	219,380
4.25%, 10/21/25 (a)	204,000	227,656
5.15%, 05/22/45 (a)	57,000	71,320
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter) 1.99%, 01/27/32 (a)(b)	101,000	95,895

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	45

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81%, 04/23/29 (a)(b)	94,000	102,994
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02%, 10/31/38 (a)(b)	40,000	44,405
The Hartford Financial Services Group Inc. 2.80%, 08/19/29 (a)	52,000	53,910
The Hartford Financial Services Group Inc. (2.32%fixed rate until 03/29/21; 2.13% + 3 month USD LIBOR) 2.32%, 02/12/67 (a)(b)(f)	77,000	73,940
The Home Depot Inc.
2.70%, 04/15/30 (a)	43,000	44,843
3.35%, 04/15/50 (a)	37,000	38,362
3.50%, 09/15/56 (a)	17,000	17,913
3.90%, 12/06/28 - 06/15/47 (a)	53,000	60,120
4.50%, 12/06/48 (a)	31,000	38,105
The Kroger Co.
2.20%, 05/01/30 (a)	33,000	32,401
4.65%, 01/15/48 (a)	10,000	11,626
The Mosaic Co. 5.63%, 11/15/43 (a)	2,000	2,504
The Northwestern Mutual Life Insurance Co. 3.45%, 03/30/51 (f)	59,000	58,963
The Sherwin-Williams Co.
3.45%, 06/01/27 (a)	5,000	5,451
4.50%, 06/01/47 (a)	4,000	4,696
The Southern Co.
3.25%, 07/01/26 (a)	6,000	6,424
4.40%, 07/01/46 (a)	3,000	3,346
The Travelers Companies Inc. 2.55%, 04/27/50 (a)	89,000	79,907
The Walt Disney Co.
2.65%, 01/13/31 (a)	52,000	53,112
3.38%, 11/15/26 (a)	5,000	5,471
3.60%, 01/13/51 (a)	31,000	32,973
4.75%, 11/15/46 (a)	3,000	3,714
6.65%, 11/15/37 (a)	26,000	38,039

	Principal Amount ($)	Fair Value $
The Williams Companies Inc.
3.75%, 06/15/27 (a)	4,000	4,367
4.85%, 03/01/48 (a)	12,000	13,367
4.90%, 01/15/45 (a)	42,000	46,562
5.40%, 03/04/44 (a)	2,000	2,328
Thermo Fisher Scientific Inc.
4.13%, 03/25/25 (a)	3,000	3,332
4.50%, 03/25/30 (a)	12,000	14,004
Time Warner Cable LLC
4.50%, 09/15/42 (a)	2,000	2,137
6.55%, 05/01/37 (a)	14,000	18,423
T-Mobile USA Inc. 3.50%, 04/15/25 (a)(f)	55,000	59,325
3.75%, 04/15/27 (a)(f)	81,000	88,481
3.88%, 04/15/30 (a)(f)	65,000	70,531
4.50%, 04/15/50 (a)(f)	32,000	35,758
Total Capital International S.A. 3.46%, 02/19/29 (a)	43,000	46,888
Trane Technologies Luxembourg Finance S.A. 3.55%, 11/01/24 (a)	26,000	28,114
3.80%, 03/21/29 (a)	52,000	57,163
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	31,000	34,906
4.88%, 01/15/26 (a)	7,000	8,026
Transcanada Trust (5.63%fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter) 5.63%, 05/20/75 (a)(b)	85,000	90,390
Transcontinental Gas Pipe Line Company LLC 4.00%, 03/15/28 (a)	13,000	14,457
Truist Financial Corp. (4.80%fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter) 4.80%, 12/31/99 (a)(b)	83,000	86,976
TSMC Global Ltd. 0.75%, 09/28/25 (a)(f)	247,000	241,139
TWDC Enterprises 18 Corp. 4.13%, 06/01/44 (a)	3,000	3,422
Tyco Electronics Group S.A. 3.13%, 08/15/27 (a)	23,000	24,694

See Notes to Schedules of Investments and Notes to Financial Statements.

46	State Street Active Core Bond Fund

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Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Tyson Foods Inc.
4.00%, 03/01/26 (a)	79,000	87,613
4.55%, 06/02/47 (a)	2,000	2,347
UDR Inc.
2.10%, 08/01/32 (a)	44,000	40,979
3.00%, 08/15/31 (a)	21,000	21,409
Union Pacific Corp.
3.50%, 06/08/23 (a)	31,000	32,933
3.60%, 09/15/37 (a)	5,000	5,334
4.10%, 09/15/67 (a)	17,000	18,355
4.30%, 03/01/49 (a)	21,000	24,075
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	57,000	56,069
4.45%, 12/15/48 (a)	15,000	18,366
4.75%, 07/15/45 (a)	7,000	8,778
Unum Group 4.50%, 03/15/25 (a)	22,000	24,577
Vale S.A. 5.63%, 09/11/42 (a)	19,000	22,892
Valero Energy Corp.
2.85%, 04/15/25 (a)	43,000	44,933
4.00%, 04/01/29 (a)	21,000	22,765
Ventas Realty LP 3.25%, 10/15/26 (a)	71,000	76,370
VEREIT Operating Partnership LP 2.85%, 12/15/32 (a)	36,000	34,894
Verizon Communications Inc.
1.45%, 03/20/26	115,000	115,074
2.10%, 03/22/28	85,000	85,275
2.45%, 11/01/22 (a)	700,000	718,935
2.55%, 03/21/31 (a)	80,000	79,895
3.00%, 03/22/27 (a)	246,000	262,799
3.40%, 03/22/41 (a)	60,000	60,944
3.55%, 03/22/51	65,000	64,955
3.70%, 03/22/61	55,000	54,414
4.33%, 09/21/28 (a)	41,000	46,945
4.40%, 11/01/34 (a)	194,000	221,812
4.52%, 09/15/48 (a)	34,000	39,201
4.67%, 03/15/55 (a)	47,000	56,007
5.25%, 03/16/37 (a)	13,000	16,410
ViacomCBS Inc. 2.90%, 01/15/27 (a)	16,000	16,806
3.70%, 06/01/28 (a)	31,000	33,591
5.25%, 04/01/44 (a)	2,000	2,406
Virginia Electric & Power Co. 4.00%, 11/15/46 (a)	34,000	37,880
Visa Inc.
2.00%, 08/15/50 (a)	22,000	17,822
2.05%, 04/15/30 (a)	36,000	35,889
2.70%, 04/15/40 (a)	38,000	37,305

	Principal Amount ($)	Fair Value $
Vodafone Group PLC
4.38%, 05/30/28 (a)	39,000	44,791
5.25%, 05/30/48 (a)	18,000	22,499
Volkswagen Group of America Finance LLC 1.63%, 11/24/27 (a)(f)	201,000	195,549
Vontier Corp.
2.40%, 04/01/28 (a)(f)	116,000	113,955
2.95%, 04/01/31 (a)(f)	90,000	87,898
Vornado Realty LP 3.50%, 01/15/25 (a)	14,000	14,784
Vulcan Materials Co. 3.90%, 04/01/27 (a)	12,000	13,413
Walgreens Boots Alliance Inc. 4.10%, 04/15/50 (a)	12,000	12,213
Walmart Inc.
3.63%, 12/15/47 (a)	12,000	13,271
3.70%, 06/26/28 (a)	24,000	26,967
3.95%, 06/28/38 (a)	24,000	27,757
4.05%, 06/29/48 (a)	34,000	39,964
WEC Energy Group Inc. 3.55%, 06/15/25 (a)	25,000	27,104
Wells Fargo & Co.
4.15%, 01/24/29 (a)	66,000	74,350
4.75%, 12/07/46 (a)	98,000	115,788
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter) 1.65%, 06/02/24 (a)(b)	55,000	56,217
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter) 2.39%, 06/02/28 (a)(b)	57,000	58,407
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter) 2.88%, 10/30/30 (a)(b)	36,000	37,102
3.20%, 06/17/27 (a)(b)	402,000	430,856
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter) 3.07%, 04/30/41 (a)(b)	77,000	75,525
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88%, 12/29/49 (a)(b)	117,000	128,811

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	47

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter) 2.89%, 02/04/30 (a)(b)	82,000	84,467
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter) 4.11%, 07/24/34 (a)(b)	26,000	27,782
Willis North America Inc.
3.60%, 05/15/24 (a)	75,000	80,889
3.88%, 09/15/49 (a)	36,000	38,412
WPP Finance 2010 3.75%, 09/19/24 (a)	19,000	20,724
WRKCo Inc. 3.00%, 09/15/24 (a)	19,000	20,266
Xcel Energy Inc. 3.40%, 06/01/30 (a)	44,000	47,269
Zoetis Inc.
3.00%, 09/12/27 (a)	5,000	5,343
3.90%, 08/20/28 (a)	17,000	18,906

		54,583,664

Non-Agency Collateralized Mortgage Obligations - 9.1%
Banc of America Commercial Mortgage Trust 2015-UBS7 4.36%, 09/15/48 (a)(b)	160,000	153,692
BANK 2017-BNK7 3.18%, 09/15/60 (a)	1,168,000	1,247,355
BANK 2018-BNK15 4.41%, 11/15/61 (a)(b)	487,000	558,940
Benchmark 2019-B12 Mortgage Trust 3.12%, 08/15/52 (a)	140,000	148,301
Benchmark 2019-B9 Mortgage Trust 4.02%, 03/15/52 (a)	1,000,000	1,121,524
Cantor Commercial Real Estate Lending 2019-CF3 3.01%, 01/15/53 (a)	222,000	232,712
CD 2019-CD8 Mortgage Trust 2.91%, 08/15/57 (a)	827,000	858,172
CFCRE Commercial Mortgage Trust 2016-C7 4.43%, 12/10/54 (a)(b)	160,000	154,326
Citigroup Commercial Mortgage Trust 2015-GC35 4.48%, 11/10/48 (a)(b)	278,000	261,122

	Principal Amount ($)	Fair Value $
Citigroup Commercial Mortgage Trust 2015-P1 3.72%, 09/15/48 (a)	717,000	785,715
Citigroup Commercial Mortgage Trust 2016-P6 3.72%, 12/10/49 (a)(b)	126,803	140,017
COMM 2012-CCRE3 Mortgage Trust 3.92%, 10/15/45 (a)(f)	107,000	106,265
CSAIL 2015-C3 Commercial Mortgage Trust 4.13%, 08/15/48 (a)(b)	365,943	372,007
CSAIL 2016-C7 Commercial Mortgage Trust 4.34%, 11/15/49 (a)(b)	267,000	273,705
GS Mortgage Securities Trust 2012-GCJ9 1.93%, 11/10/45 (a)(b)(d)	670,305	14,836
GS Mortgage Securities Trust 2014-GC22 4.69%, 06/10/47 (a)(b)	174,000	182,278
GS Mortgage Securities Trust 2014-GC24 4.51%, 09/10/47 (a)(b)	211,000	212,293
GS Mortgage Securities Trust 2015-GS1 4.42%, 11/10/48 (a)(b)	213,000	183,022
GS Mortgage Securities Trust 2016-GS3 2.85%, 10/10/49 (a)	379,000	400,686
GS Mortgage Securities Trust 2019-GC42 2.75%, 09/01/52 (a)	773,000	795,383
GS Mortgage Securities Trust 2019-GSA1 3.05%, 11/10/52 (a)	1,526,000	1,602,496
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9 1.49%, 12/15/47 (a)(b)(d)	570,790	11,167
JPMBB Commercial Mortgage Securities Trust 2015-C32 4.65%, 11/15/48 (a)(b)	494,000	409,691
MASTR Alternative Loan Trust 2003-5 5.00%, 08/25/18 (a)(d)	1,095	12
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 4.12%, 02/15/46 (a)(b)	223,000	216,018

See Notes to Schedules of Investments and Notes to Financial Statements.

48	State Street Active Core Bond Fund

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Schedule of Investments, continued — March 31, 2021 (Unaudited)

	Principal Amount ($)	Fair Value $

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 0.88%, 03/15/48 (a)(b)(d)	3,446,465	92,630
Morgan Stanley Capital I Trust 2016-UBS12 4.03%, 12/15/49 (a)(b)	227,000	214,903
UBS Commercial Mortgage Trust 2012-C1 5.57%, 05/10/45 (a)(b)(f)	146,000	145,738
UBS Commercial Mortgage Trust 2018-C12 4.79%, 08/15/51 (a)(b)	189,000	208,210
UBS-Barclays Commercial Mortgage Trust 2013-C6 3.88%, 04/10/46 (a)(b)(f)	535,000	542,952
Wells Fargo Commercial Mortgage Trust 2014-LC16 4.32%, 08/15/50 (a)	534,000	525,495
Wells Fargo Commercial Mortgage Trust 2015-C26 1.21%, 02/15/48 (a)(b)(d)	2,673,895	103,675
WFRBS Commercial Mortgage Trust 2012-C10 3.74%, 12/15/45 (a)	140,000	134,170
WFRBS Commercial Mortgage Trust 2014-C20 4.38%, 05/15/47 (a)	214,000	217,692
WFRBS Commercial Mortgage Trust 2014-LC14 4.35%, 03/15/47 (a)(b)	544,000	588,909

		13,216,109

Sovereign Bonds - 0.6%
Government of Chile 2.55%, 01/27/32 (a)	203,000	204,837
Government of Mexico 4.60%, 02/10/48 (a)	202,000	206,539
Government of Peru
1.86%, 12/01/32 (a)	75,000	68,453
2.78%, 12/01/60 (a)	125,000	103,455
5.63%, 11/18/50 (a)	113,000	150,246
Government of Uruguay 5.10%, 06/18/50 (a)	117,568	145,748

		879,278

Municipal Bonds and Notes - 0.4%
American Municipal Power Inc. 6.27%, 02/15/50	105,000	142,862

	Principal Amount ($) Number of Shares	Fair Value $
Board of Regents of the University of Texas System 3.35%, 08/15/47	95,000	104,084
State of California 4.60%, 04/01/38	165,000	190,564
State of Illinois 5.10%, 06/01/33	100,000	112,586

		550,096

Total Bonds and Notes (Cost $140,562,272)		141,569,557

Domestic Equity - 0.2%

Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $214,450) (b)	8,578	229,890

Total Investments in Securities (Cost $140,776,722)		141,799,447

Short-Term Investments - 13.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (a)(h)(i)	18,867,965	18,867,965

Total Investments (Cost $159,644,687)		160,667,412

Liabilities in Excess of Other Assets, net - (11.3)%		(16,258,667)

NET ASSETS - 100.0%		144,408,745

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	49

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Schedule of Investments, continued — March 31, 2021 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,695	5.00%/ Quarterly	06/20/25	$246,442	$(142,047)	$388,489

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2021	21	$3,945,410	$3,808,549	$(136,861)
2 Yr. U.S. Treasury Notes Futures	June 2021	98	21,646,778	21,631,203	(15,575)
U.S. Long Bond Futures	June 2021	8	1,277,499	1,236,750	(40,749)

					$(193,185)

The Fund had the following short futures contracts open at March 31, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	June 2021	31	$(3,857,306)	$(3,825,352)	$31,954
10 Yr. U.S. Treasury Notes Futures	June 2021	59	(7,893,817)	(7,725,312)	168,505
10 Yr. U.S. Treasury Ultra Futures	June 2021	80	(11,848,857)	(11,495,000)	353,857

					$554,316

					$361,131

During the period ended March 31, 2021 average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$—	$—	$—	$17,411,624	$17,018,926	$4,780,975	$—

See Notes to Schedules of Investments and Notes to Financial Statements.

50	State Street Active Core Bond Fund

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Schedule of Investments, continued — March 31, 2021 (Unaudited)

Notes to Schedule of Investments — March 31, 2021 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(f)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to $9,415,538 or 6.52% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(g)	Step coupon bond.
(h)	Coupon amount represents effective yield.
(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2021.
**	Amount is less than $0.50.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Active Core Bond Fund	51

State Street Active Core Bond Fund

Schedule of Investments, continued — March 31, 2021 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:

Fund	Investments	Level 1	Level 2	Level 3	Total

State Street Active Core Bond Fund	Investments in Securities

	U.S. Treasuries	$—	$32,741,669	$—	$32,741,669

	Agency Mortgage Backed	—	37,250,815	—	37,250,815

	Agency Collateralized Mortgage Obligations	—	611,145	—	611,145

	Asset Backed	—	1,736,781	—	1,736,781

	Corporate Notes	—	54,583,664	—	54,583,664

	Non-Agency Collateralized Mortgage Obligations	—	13,216,109	—	13,216,109

	Sovereign Bonds	—	879,278	—	879,278

	Municipal Bonds and Notes	—	550,096	—	550,096

	Preferred Stock	229,890	—	—	229,890

	Short-Term Investments	18,867,965	—	—	18,867,965

	Total Investments in Securities	$19,097,855	$141,569,557	$—	$160,667,412

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$388,489	$—	$388,489

	Long Futures Contracts - Unrealized Depreciation	(193,185)	—	—	(193,185)

	Short Futures Contracts - Unrealized Appreciation	554,316	—	—	554,316

	Total Other Financial Instruments	$361,131	$388,489	$—	$749,620

Affiliate Table

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,155,711	$9,155,711	$56,291,307	$46,579,053	$—	$—	18,867,965	$18,867,965	$4,206

See Notes to Schedules of Investments and Notes to Financial Statements.

52	State Street Active Core Bond Fund

State Street Institutional U.S. Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/21†		9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Inception date							11/25/97

Net asset value, beginning of period	$13.97		$12.30	$13.74	$14.95	$13.50	$14.46

Income/(loss) from investment operations:
Net investment income	0.07	(a)	0.14 (a)	0.15 (a)	0.16 (a)	0.18 (a)	0.21 (a)
Net realized and unrealized gains/(losses) on investments	2.51	(a)	2.35 (a)	0.05 (a)	1.95 (a)	2.16 (a)	1.52 (a)

Total income from investment operations	2.58		2.49	0.20	2.11	2.34	1.73

Less distributions from:
Net investment income	0.14		0.16	0.18	0.21	0.21	0.24
Net realized gains	0.56		0.66	1.46	3.11	0.68	2.45

Total distributions	0.70		0.82	1.64	3.32	0.89	2.69

Net asset value, end of period	$15.85		$13.97	$12.30	$13.74	$14.95	$13.50

Total Return(b)	18.84%		20.77%	4.43%	16.72%	18.29%	13.29%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$548,721		$461,624	$419,296	$522,658	$461,828	$603,060

Ratios to average net assets:
Net expenses	0.37	%**	0.37%	0.38%	0.37%	0.37%	0.37%
Gross expenses	0.37	%**	0.37%	0.38%	0.37%	0.37%	0.37%
Net investment income	0.89	%**	1.12%	1.29%	1.21%	1.29%	1.61%
Portfolio turnover rate	19%		38%	35%	48%	80%	43%

	Service Class
	3/31/21†		9/30/20	9/30/19	9/30/18	9/30/17	9/30/16
Inception date							1/3/01

Net asset value, beginning of period	$15.21		$13.32	$14.70	$15.77	$14.18	$15.06

Income/(loss) from investment operations:
Net investment income	0.05	(a)	0.12 (a)	0.14 (a)	0.14 (a)	0.15 (a)	0.19 (a)
Net realized and unrealized gains/(losses) on investments	2.74	(a)	2.54 (a)	0.09 (a)	2.08 (a)	2.29 (a)	1.58 (a)

Total income from investment operations	2.79		2.66	0.23	2.22	2.44	1.77

Less distributions from:
Net investment income	0.10		0.11	0.15	0.18	0.17	0.20
Net realized gains	0.56		0.66	1.46	3.11	0.68	2.45

Total distributions	0.66		0.77	1.61	3.29	0.85	2.65

Net asset value, end of period	$17.34		$15.21	$13.32	$14.70	$15.77	$14.18

Total Return(b)	18.69%		20.52%	4.23%	16.35%	18.07%	12.96%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$60		$58	$48	$104	$95	$95

Ratios to average net assets:
Net expenses	0.62	%**	0.62%	0.63%	0.62%	0.62%	0.62%
Gross expenses	0.62	%**	0.62%	0.63%	0.62%	0.62%	0.62%
Net investment income	0.63	%**	0.87%	1.06%	0.95%	1.04%	1.35%
Portfolio turnover rate	19%		38%	35%	48%	80%	43%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
†	Unaudited.
**	Annualized for periods less than one year.

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights	53

State Street Institutional Premier Growth Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/21†		9/30/20	9/30/19		9/30/18	9/30/17	9/30/16
Inception date								10/29/99

Net asset value, beginning of period	$10.72		$15.51	$17.49		$15.69	$14.23	$13.61

Income/(loss) from investment operations:
Net investment income	0.01	(a)	0.05 (a)	0.09	(a)	0.11 (a)	0.13 (a)	0.13 (a)
Net realized and unrealized gains/(losses) on investments	1.41	(a)	3.89 (a)	(0.03	)(a)	2.82 (a)	2.60 (a)	1.88 (a)

Total income from investment operations	1.42		3.94	0.06		2.93	2.73	2.01

Less distributions from:
Net investment income	0.01		0.09	0.11		0.13	0.12	0.14
Net realized gains	1.29		8.64	1.93		1.00	1.15	1.25

Total distributions	1.30		8.73	2.04		1.13	1.27	1.39

Net asset value, end of period	$10.84		$10.72	$15.51		$17.49	$15.69	$14.23

Total Return(c)	13.78%		39.25%	3.57%		19.64%	21.18%	15.25%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$82,154		$73,933	$192,144		$365,078	$360,416	$325,700

Ratios to average net assets:
Net expenses	0.46	%**	0.42%	0.39%		0.38%	0.38%	0.38%
Gross expenses	0.46	%**	0.42%	0.39%		0.38%	0.38%	0.38%
Net investment income	0.18	%**	0.40%	0.59%		0.68%	0.88%	0.95%
Portfolio turnover rate	15%		28%	27%		21%	24%	21%

	Service Class
	3/31/21†		9/30/20	9/30/19		9/30/18	9/30/17	9/30/16
Inception date								1/3/01

Net asset value, beginning of period	$10.40		$15.27	$17.24		$15.48	$14.06	$13.46

Income/(loss) from investment operations:
Net investment income	(0.00	)(a)(b)	0.01 (a)	0.05	(a)	0.07 (a)	0.09 (a)	0.09 (a)
Net realized and unrealized gains/(losses) on investments	1.36	(a)	3.80 (a)	(0.02	)(a)	2.78 (a)	2.57 (a)	1.87 (a)

Total income from investment operations	1.36		3.81	0.03		2.85	2.66	1.96

Less distributions from:
Net investment income	—		0.04	0.07		0.09	0.09	0.11
Net realized gains	1.29		8.64	1.93		1.00	1.15	1.25

Total distributions	1.29		8.68	2.00		1.09	1.24	1.36

Net asset value, end of period	$10.47		$10.40	$15.27		$17.24	$15.48	$14.06

Total Return(c)	13.64%		38.83%	3.32%		19.37%	20.84%	14.99%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$8,762		$8,832	$9,609		$17,298	$16,136	$11,547

Ratios to average net assets:
Net expenses	0.71	%**	0.69%	0.64%		0.63%	0.63%	0.63%
Gross expenses	0.71	%**	0.69%	0.64%		0.63%	0.63%	0.63%
Net investment income (loss)	(0.07	)%**	0.08%	0.34%		0.43%	0.62%	0.67%
Portfolio turnover rate	15%		28%	27%		21%	24%	21%

(a)	Per share values have been calculated using the average share method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
†	Unaudited.
**	Annualized for periods less than one year.

See Notes to Financial Highlights and Notes to Financial Statements.

54	Financial Highlights

State Street Institutional Small-Cap Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/21†		9/30/20		9/30/19		9/30/18		9/30/17	9/30/16
Inception date										8/3/98

Net asset value, beginning of period	$15.55		$17.04		$21.94		$20.79		$17.96	$17.18

Income/(loss) from investment operations:
Net investment income	0.02	(a)	0.05	(a)	0.06	(a)	0.03	(a)	0.05 (a)	0.04	(a)
Net realized and unrealized gains/(losses) on investments	6.94	(a)	(0.45	)(a)	(2.06	)(a)	2.95	(a)	3.42 (a)	2.79	(a)

Total income/(loss) from investment operations	6.96		(0.40)		(2.00)		2.98		3.47	2.83

Less distributions from:
Net investment income	0.04		0.07		0.04		0.04		0.04	0.03
Net realized gains	0.57		1.02		2.86		1.79		0.60	2.02

Total distributions	0.61		1.09		2.90		1.83		0.64	2.05

Net asset value, end of period	$21.90		$15.55		$17.04		$21.94		$20.79	$17.96

Total Return(c)	45.32%		(3.03)%		(6.21)%		15.47%		19.65%	18.24%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,301,795		$973,165		$1,255,899		$1,528,575		$1,464,018	$1,298,789

Ratios to average net assets:
Net expenses	0.88	%**	0.89%		0.88%		0.88%		0.88%	0.89%
Gross expenses	0.88	%**	0.89%		0.88%		0.88%		0.88%	0.89%
Net investment income	0.24	%**	0.33%		0.37%		0.14%		0.27%	0.25%
Portfolio turnover rate	18%		31%		29%		38%		34%	33%

	Service Class
	3/31/21†		9/30/20		9/30/19		9/30/18		9/30/17	9/30/16
Inception date										9/30/05

Net asset value, beginning of period	$15.53		$17.02		$21.93		$20.79		$17.98	$17.21

Income/(loss) from investment operations:
Net investment income (loss)	(0.00	)(a)(b)	0.01	(a)	0.02	(a)	(0.02	)(a)	0.01 (a)	(0.00	)(a)(b)
Net realized and unrealized gains/(losses) on investments	6.94	(a)	(0.46	)(a)	(2.05	)(a)	2.95	(a)	3.41 (a)	2.80	(a)

Total income/(loss) from investment operations	6.94		(0.45)		(2.03)		2.93		3.42	2.80

Less distributions from:
Net investment income	—		0.02		0.02		—		0.01	0.01
Net realized gains	0.57		1.02		2.86		1.79		0.60	2.02

Total distributions	0.57		1.04		2.88		1.79		0.61	2.03

Net asset value, end of period	$21.90		$15.53		$17.02		$21.93		$20.79	$17.98

Total Return(c)	45.21%		(3.30)%		(6.44)%		15.14%		19.38%	17.96%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,015		$1,750		$1,937		$2,671		$2,373	$2,579

Ratios to average net assets:
Net expenses	1.13	%**	1.14%		1.13%		1.13%		1.13%	1.14%
Gross expenses	1.13	%**	1.14%		1.13%		1.13%		1.13%	1.14%
Net investment income (loss)	(0.00	)%(b)**	0.08%		0.12%		(0.11)%		0.03%	(0.00	)%(b)
Portfolio turnover rate	18%		31%		29%		38%		34%	33%

(a)	Per share values have been calculated using the average share method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
†	Unaudited.
**	Annualized for periods less than one year.

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights	55

State Street Institutional International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/21†		9/30/20	9/30/19	9/30/18		9/30/17	9/30/16
Inception date								11/25/97

Net asset value, beginning of period	$14.26		$13.42	$13.37	$13.42		$11.83	$11.41

Income/(loss) from investment operations:
Net investment income	0.06	(a)	0.32 (a)	0.15 (a)	0.23	(a)	0.17 (a)	0.20 (a)
Net realized and unrealized gains/(losses) on investments	2.37	(a)	0.79 (a)	0.22 (a)	(0.09	)(a)	1.63 (a)	0.40 (a)

Total income from investment operations	2.43		1.11	0.37	0.14		1.80	0.60

Less distributions from:
Net investment income	0.31		0.27	0.32	0.19		0.21	0.18

Total distributions	0.31		0.27	0.32	0.19		0.21	0.18

Net asset value, end of period	$16.38		$14.26	$13.42	$13.37		$13.42	$11.83

Total Return(b)	17.16%		8.28%	3.18%	1.01%		15.58%	5.32%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$94,667		$83,672	$73,060	$1,095,253		$1,213,757	$1,238,011

Ratios to average net assets:
Net expenses	0.55	%**	0.55%	0.56%	0.57%		0.57%	0.57%
Gross expenses	0.67	%**	0.69%	0.63%	0.57%		0.57%	0.57%
Net investment income	0.77	%**	2.39%	1.15%	1.68%		1.40%	1.73%
Portfolio turnover rate	9%		25%	20%	24%		30%	33%

	Service Class
	3/31/21†		9/30/20	9/30/19	9/30/18		9/30/17	9/30/16
Inception date								1/3/01

Net asset value, beginning of period	$14.21		$13.37	$13.28	$13.34		$11.76	$11.33

Income/(loss) from investment operations:
Net investment income	0.04	(a)	0.29 (a)	0.22 (a)	0.20	(a)	0.14 (a)	0.17 (a)
Net realized and unrealized gains/(losses) on investments	2.37	(a)	0.79 (a)	0.13 (a)	(0.10	)(a)	1.63 (a)	0.40 (a)

Total income from investment operations	2.41		1.08	0.35	0.10		1.77	0.57

Less distributions from:
Net investment income	0.28		0.24	0.26	0.16		0.19	0.14

Total distributions	0.28		0.24	0.26	0.16		0.19	0.14

Net asset value, end of period	$16.34		$14.21	$13.37	$13.28		$13.34	$11.76

Total Return(b)	17.01%		7.96%	3.03%	0.75%		15.33%	5.01%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$12,455		$11,201	$13,228	$17,820		$18,687	$17,796

Ratios to average net assets:
Net expenses	0.80	%**	0.80%	0.81%	0.82%		0.82%	0.82%
Gross expenses	0.92	%**	0.94%	0.94%	0.82%		0.82%	0.82%
Net investment income	0.52	%**	2.19%	1.80%	1.44%		1.14%	1.45%
Portfolio turnover rate	9%		25%	20%	24%		30%	33%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
†	Unaudited.
**	Annualized for periods less than one year.

See Notes to Financial Highlights and Notes to Financial Statements.

56	Financial Highlights

State Street Active Core Bond Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Investment Class
	3/31/21†		9/30/20		9/30/19	9/30/18		9/30/17		9/30/16
Inception date										11/21/97

Net asset value, beginning of period	$9.88		$9.66		$9.07	$9.52		$9.67		$9.45

Income/(loss) from investment operations:
Net investment income	0.08	(a)	0.21	(a)	0.27 (a)	0.26	(a)	0.24	(a)	0.26 (a)
Net realized and unrealized gains/(losses) on investments	(0.25	)(a)	0.44	(a)	0.60 (a)	(0.38	)(a)	(0.15	)(a)	0.31 (a)

Total income/(loss) from investment operations	(0.17)		0.65		0.87	(0.12)		0.09		0.57

Less distributions from:
Net investment income	0.12		0.29		0.28	0.27		0.23		0.26
Net realized gains	0.13		0.14		—	0.06		0.01		0.09

Total distributions	0.25		0.43		0.28	0.33		0.24		0.35

Net asset value, end of period	$9.46		$9.88		$9.66	$9.07		$9.52		$9.67

Total Return(b)	(1.79)%		6.92%		9.76%	(1.35)%		0.98%		6.18%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$144,292		$133,793		$115,089	$221,201		$220,157		$298,908

Ratios to average net assets:
Net expenses	0.27	%**	0.28%		0.26%	0.25%		0.24%		0.24%
Gross expenses	0.28	%**	0.29%		0.26%	0.25%		0.24%		0.24%
Net investment income	1.57	%**	2.20%		2.92%	2.83%		2.56%		2.79%
Portfolio turnover rate	36	%(c)	120	%(d)	438%	181%		326%		219%

	Service Class
	3/31/21†		9/30/20		9/30/19	9/30/18		9/30/17		9/30/16
Inception date										9/30/05

Net asset value, beginning of period	$10.14		$9.89		$9.28	$9.73		$9.89		$9.66

Income/(loss) from investment operations:
Net investment income	0.06	(a)	0.19	(a)	0.25 (a)	0.24	(a)	0.22	(a)	0.25 (a)
Net realized and unrealized gains/(losses) on investments	(0.24	)(a)	0.45	(a)	0.62 (a)	(0.38	)(a)	(0.16	)(a)	0.31 (a)

Total income/(loss) from investment operations	(0.18)		0.64		0.87	(0.14)		0.06		0.56

Less distributions from:
Net investment income	0.11		0.25		0.26	0.25		0.21		0.24
Net realized gains	0.13		0.14		—	0.06		0.01		0.09

Total distributions	0.24		0.39		0.26	0.31		0.22		0.33

Net asset value, end of period	$9.72		$10.14		$9.89	$9.28		$9.73		$9.89

Total Return(b)	(1.84)%		6.63%		9.56%	(1.51)%		0.65%		5.95%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$116		$362		$86	$80		$90		$181

Ratios to average net assets:
Net expenses	0.52	%**	0.54%		0.51%	0.50%		0.49%		0.49%
Gross expenses	0.52	%**	0.54%		0.51%	0.50%		0.49%		0.49%
Net investment income	1.18	%**	1.94%		2.65%	2.57%		2.28%		2.58%
Portfolio turnover rate	36	%(c)	120	%(d)	438%	181%		326%		219%

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.
(c)	The portfolio turnover calculated for the period ended 3/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 88%.
(d)	The portfolio turnover calculated for the period ended 9/30/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 405%.
†	Unaudited.
**	Annualized for periods less than one year.

See Notes to Financial Highlights and Notes to Financial Statements.

Financial Highlights	57

State Street Institutional Funds

Statements of Assets and Liabilities — March 31, 2021 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Assets
Investments in securities, at fair value (cost $330,898,275; $43,973,729; $770,140,043; $77,761,595; and $140,776,722, respectively)	$542,518,952	$87,560,862	$1,238,027,234
Investments in affiliated securities, at fair value (cost $1,914,316)	—	2,290,697	—
Short-term affiliated investments, at fair value	5,988,802	1,104,475	64,600,745
Cash	—	—	15,821
Net cash collateral on deposit with broker for future contracts	78,362	11,058	4,183,632
Foreign currency (cost $0; $0; $0; $75,038; and $0, respectively)	—	—	—
Receivable for investments sold	943,711	—	1,650,886
Income receivables	392,373	5,321	701,089
Receivable for fund shares sold	61,475	388	31,703
Income receivable from affiliated investments	231	31	2,155
Receivable for accumulated variation margin on swap contracts	—	—	—
Receivable for accumulated variation margin on futures contracts	—	2,008	—

Total assets	549,983,906	90,974,840	1,309,213,265

Liabilities
Distribution payable to shareholders	—	—	—
Net cash collateral on futures contracts due to broker	—	—	—
Net cash collateral on swap contracts due to broker	—	—	—
Payable for investments purchased	1,035,784	—	2,449,447
Payable for fund shares redeemed	15	23,831	841,551
Payable for accumulated variation margin on futures contracts	60	—	1,137,965
Payable to the Adviser	167,357	32,900	972,764
Accrued other expenses	45	125	519
Distribution and service fees	13	1,848	423

Total liabilities	1,203,274	58,704	5,402,669

Net Assets	$548,780,632	$90,916,136	$1,303,810,596

Net Assets Consist of:
Capital paid in	$322,976,183	$43,544,901	$768,074,266
Total distributable earnings (loss)	$225,804,449	$47,371,235	$535,736,330

Net Assets	$548,780,632	$90,916,136	$1,303,810,596

Investment Class:
Net Assets	$548,720,628	$82,154,375	$1,301,795,236
Shares outstanding ($0.001 par value, unlimited shares authorized)	34,619,784	7,577,083	59,440,042
Net asset value, offering and redemption price per share	$15.85	$10.84	$21.90

Service Class:
Net Assets	$60,004	$8,761,761	$2,015,360
Shares outstanding ($0.001 par value, unlimited shares authorized)	3,460	836,837	92,046
Net asset value, offering and redemption price per share	$17.34	$10.47	$21.90

The accompanying Notes are an integral part of these financial statements.

58	Statements of Assets and Liabilities

State Street Institutional International Equity Fund	State Street Active Core Bond Fund

$104,628,966	$141,799,447
—	—
999,763	18,867,965
—	7,127
37,216	—
75,134	—
—	450,578
1,410,040	668,702
22,482	15,733
17	512
—	249,975
—	358,729

107,173,618	162,418,768

—	16
—	342,587
—	242,579
—	17,391,422
101	2,214
494	—
48,390	31,180
—	—
2,544	25

51,529	18,010,023

$107,122,089	$144,408,745

$77,927,916	$144,051,954
$29,194,173	$356,791

$107,122,089	$144,408,745

$94,666,637	$144,292,310
5,777,999	15,255,124
$16.38	$9.46

$12,455,452	$116,436
762,221	11,984
$16.34	$9.72

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	59

State Street Institutional Funds

Statements of Operations For the period ended — March 31, 2021 (Unaudited)

	State Street Institutional U.S. Equity Fund	State Street Institutional Premier Growth Equity Fund	State Street Institutional Small-Cap Equity Fund
Investment Income
Income
Dividend	$3,226,106	$274,418	$6,659,358
Interest	—	—	—
Income from affiliated investments	2,089	6,381	14,161
Less: Foreign taxes withheld	—	—	(13,788)

Total income	3,228,195	280,799	6,659,731

Expenses
Advisory and administration fees	934,547	190,153	5,216,687
Distribution and service fees
Service Class	79	11,387	2,394
Trustees’ fees	11,343	10,165	13,481

Total expenses before waivers	945,969	211,705	5,232,562

Less: Expenses waived or borne by the adviser	—	—	—

Total expenses	945,969	211,705	5,232,562

Net investment income	$2,282,226	$69,094	$1,427,169

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$17,670,603	$5,571,787	$89,318,784
Affiliated investments	—	18,303	—
Futures	320,217	276,289	8,162,033
Swap contracts	—	—	—
Foreign currency transactions	—	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	67,368,662	5,099,426	328,015,122
Affiliated investments	—	137,741	—
Futures	(673)	4,855	(1,078,835)
Swap contracts	—	—	—
Foreign currency translations	—	—	—

Net realized and unrealized gain (loss) on investments	85,358,809	11,108,401	424,417,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$87,641,035	$11,177,495	$425,844,273

The accompanying Notes are an integral part of these financial statements.

60	Statements of Operations

State Street Institutional International Equity Fund	State Street Active Core Bond Fund

$770,884	$6,273
—	1,287,956
276	4,206
(81,389)	—

689,771	1,298,435

336,846	185,054

15,331	183
10,161	10,257

362,338	195,494

(60,024)	(4,738)

302,314	190,756

$387,457	$1,107,679

$4,213,873	$(282,378)
—	—
59,769	(58,022)
—	230,425
20,078	—

11,539,657	(4,173,710)
—	—
8,203	350,040
—	(9,110)
(29,835)	—

15,811,745	(3,942,755)

$16,199,202	$(2,835,076)

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	61

State Street Institutional Funds

Statements of Changes in Net Assets

	State Street Institutional U.S. Equity Fund		State Street Institutional Premier Growth Equity Fund
	Six Months Ended March 31, 2021	Year Ended September 30, 2020	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Increase (Decrease) in Net Assets

Operations:
Net investment income	$2,282,226	$4,753,464	$69,094	$513,482
Net realized gain (loss) on investments, futures and foreign currency transactions	17,990,820	19,852,700	5,866,379	67,955,212
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	67,367,989	57,146,335	5,242,022	(31,617,714)

Net increase (decrease) from operations	87,641,035	81,752,499	11,177,495	36,850,980

Distributions to shareholders:
Total distributions
Investment Class	(23,406,981)	(26,072,740)	(8,735,337)	(122,991,014)
Service Class	(2,531)	(2,748)	(1,048,868)	(4,866,436)

Total distributions	(23,409,512)	(26,075,488)	(9,784,205)	(127,857,450)

Increase (decrease) in assets from operations and distributions	64,231,523	55,677,011	1,393,290	(91,006,470)

Share transactions:
Proceeds from sale of shares
Investment Class	17,731,145	21,263,774	1,449,900	14,487,775
Service Class	735	20,082	766,771	1,885,268
Value of distributions reinvested
Investment Class	23,158,592	25,797,811	8,735,201	122,990,094
Service Class	2,531	2,748	1,048,868	4,866,436
Cost of shares redeemed
Investment Class	(18,016,612)	(60,403,984)	(3,251,468)	(166,783,898)
Service Class	(9,655)	(19,074)	(1,991,035)	(5,426,873)

Net increase (decrease) from share transactions	22,866,736	(13,338,643)	6,758,237	(27,981,198)

Total increase (decrease) in net assets	87,098,259	42,338,368	8,151,527	(118,987,668)

Net Assets
Beginning of period	461,682,373	419,344,005	82,764,609	201,752,277

End of period	$548,780,632	$461,682,373	$90,916,136	$82,764,609

Changes in Fund Shares
Investment Class
Shares sold	1,169,225	1,658,150	134,024	1,177,997
Issued for distributions reinvested	1,580,791	2,034,528	846,434	12,292,292
Shares redeemed	(1,184,924)	(4,713,446)	(299,835)	(18,958,505)

Net increase (decrease) in fund shares	1,565,092	(1,020,768)	680,623	(5,488,216)

Service Class
Shares sold	44	1,303	72,849	183,138
Issued for distributions reinvested	158	199	105,097	494,189
Shares redeemed	(561)	(1,264)	(190,411)	(457,284)

Net increase (decrease) in fund shares	(359)	238	(12,465)	220,043

The accompanying Notes are an integral part of these financial statements.

62	Statements of Changes in Net Assets

State Street Institutional Small-Cap Equity Fund		State Street Institutional International Equity Fund		State Street Active Core Bond Fund
Six Months Ended March 31, 2021	Year Ended September 30, 2020	Six Months Ended March 31, 2021	Year Ended September 30, 2020	Six Months Ended March 31, 2021	Year Ended September 30, 2020

$1,427,169	$3,612,084	$387,457	$2,019,931	$1,107,679	$2,611,100
97,480,817	31,647,245	4,293,720	1,363,129	(109,975)	3,113,931
326,936,287	(76,678,453)	11,518,025	3,446,769	(3,832,780)	2,066,799

425,844,273	(41,419,124)	16,199,202	6,829,829	(2,835,076)	7,791,830

(36,826,282)	(77,013,163)	(1,798,730)	(1,417,916)	(3,677,243)	(5,180,419)
(53,141)	(109,788)	(215,008)	(230,486)	(3,046)	(5,910)

(36,879,423)	(77,122,951)	(2,013,738)	(1,648,402)	(3,680,289)	(5,186,329)

388,964,850	(118,542,075)	14,185,464	5,181,427	(6,515,365)	2,605,501

19,673,541	55,256,413	390,081	8,611,083	14,745,044	30,031,206
127,064	301,847	44,062	182,631	2,630	292,572

36,808,062	77,013,163	1,798,165	1,417,425	3,677,165	5,170,345
53,141	109,787	215,008	230,375	3,045	5,882

(116,162,604)	(296,634,844)	(3,704,194)	(3,933,169)	(1,412,224)	(19,099,938)
(568,611)	(424,254)	(679,213)	(3,104,945)	(245,814)	(26,421)

(60,069,407)	(164,377,888)	(1,936,091)	3,403,400	16,769,846	16,373,646

328,895,443	(282,919,963)	12,249,373	8,584,827	10,254,481	18,979,147

974,915,153	1,257,835,116	94,872,716	86,287,889	134,154,264	115,175,117

$1,303,810,596	$974,915,153	$107,122,089	$94,872,716	$144,408,745	$134,154,264

1,001,665	3,511,521	24,157	604,371	1,487,089	3,070,585
1,909,132	4,426,044	114,314	98,982	376,368	536,343
(6,070,553)	(19,031,357)	(228,356)	(279,919)	(145,921)	(1,980,172)

(3,159,756)	(11,093,792)	(89,885)	423,434	1,717,536	1,626,756

Service Class
6,103	18,676	2,704	13,765	262	29,044
2,755	6,306	13,695	16,121	303	589
(29,493)	(26,081)	(42,643)	(230,777)	(24,240)	(2,694)

(20,635)	(1,099)	(26,244)	(200,891)	(23,675)	26,939

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	63

State Street Institutional Funds

Notes to Financial Statements — March 31, 2021 (Unaudited)

1.	Organization of the Funds

State Street Institutional Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on May 23, 1997, and is authorized to issue an unlimited number of shares. It is currently comprised of the following five series (each, a “Fund” and collectively, the “Funds”): State Street Institutional U.S. Equity Fund, State Street Institutional Premier Growth Equity Fund, State Street Institutional Small-Cap Equity Fund, State Street Institutional International Equity Fund and State Street Active Core Bond Fund. Each Fund presently offers two classes of shares — the Investment Class and the Service Class. The Trust expects that most of the time, each Fund will have relatively few shareholders (as compared with most mutual funds), but that these shareholders will invest substantial amounts in a Fund (minimum initial investment requirements are described in the current summary prospectus for each Fund and in the Funds’ statutory prospectus). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

64	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2021 (Unaudited)

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Notes to Financial Statements	65

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2021 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in each Fund’s respective Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at period end based on information provided by the REIT and/or SSGA FM’s estimates of such re-designations for which actual information has not yet been reported.

Expenses  Each Fund pays a “unitary fee” to SSGA FM equivalent to the Fund’s advisory and administration fee. This fee includes all operating expenses payable by each Fund, except for fees and expenses associated with the Trust’s Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Distributions  Distributions from net investment income, if any, are declared and paid annually for all Funds except the State Street Active Core Bond Fund. The State Street Active Core Bond Fund declares them daily and pays them monthly.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be

66	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2021 (Unaudited)

delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass—through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  Each Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts. For the period ended March 31, 2021, the following Funds entered into futures contracts for strategies listed below:

Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Credit Default Swaps  During the period ended March 31, 2021, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced

Notes to Financial Statements	67

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2021 (Unaudited)

debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2021, the State Street Active Core Bond Fund entered into interest rate swaps in order to manage interest rate risk.

68	Notes to Financial Statements

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Notes to Financial Statements, continued — March 31, 2021 (Unaudited)

The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2021 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$—	$—	$—
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$2,008	$—	$2,008
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$—	$—	$—
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$—	$—	$—
State Street Active Core Bond Fund
Futures Contracts	$358,729	$—	$—	$—	$—	$358,729
Swap Contracts	—	—	249,975	—	—	249,975

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(60)	$—	$(60)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$—	$—	$—
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(1,137,965)	$—	$(1,137,965)
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$(494)	$—	$(494)

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State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2021 (Unaudited)

Realized Gain/Loss

	Interest Rate Contracts Risk		Foreign Exchange Contracts Risk		Credit Contracts Risk		Equity Contracts Risk	Commodity Contracts Risk		Total
State Street Institutional U.S. Equity Fund
Futures Contracts		$—		$—		$—	$320,217		$—	$320,217
State Street Institutional Premier Growth Equity Fund
Futures Contracts		$—		$—		$—	$276,289		$—	$276,289
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$		$		$		$8,162,033	$		$8,162,033
State Street Institutional International Equity Fund
Futures Contracts		$—		$—		$—	$59,769		$—	$59,769
State Street Active Core Bond Fund
Futures Contracts		$(58,022)		$—		$—	$—		$—	$(58,022)
Swap Contracts		(772)		—		231,197	—		—	230,425

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Institutional U.S. Equity Fund
Futures Contracts	$—	$—	$—	$(673)	$—	$(673)
State Street Institutional Premier Growth Equity Fund
Futures Contracts	$—	$—	$—	$4,855	$—	$4,855
State Street Institutional Small-Cap Equity Fund
Futures Contracts	$—	$—	$—	$(1,078,835)	$—	$(1,078,835)
State Street Institutional International Equity Fund
Futures Contracts	$—	$—	$—	$8,203	$—	$8,203
State Street Active Core Bond Fund
Futures Contracts	$350,040	$—	$—	$—	$—	$350,040
Swap Contracts	—	—	(9,110)	—	—	(9,110)

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative

70	Notes to Financial Statements

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Notes to Financial Statements, continued — March 31, 2021 (Unaudited)

services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Average Daily Net Assets of Fund	Management Fee

State Street Institutional U.S. Equity Fund	First $25 million	0.55%

State Street Institutional Premier Growth Equity Fund	Next $25 million	0.45%

	Over $50 million	0.35%

State Street Institutional Small-Cap Equity Fund	First $250 million	0.95%

	Next $250 million	0.90%

	Over $500 million	0.85%

State Street Institutional International Equity Fund	First $25 million	0.75%

	Next $50 million	0.65%

	Over $75 million	0.55%
State Street Active Core Bond Fund	First $25 million	0.35%

	Next $25 million	0.30%

	Next $50 million	0.25%

	Over $100 million	0.20%

Each Fund’s Management Fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the Independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes).

SSGA FM is contractually obligated until January 31, 2022 (i) to waive up to the full amount of the advisory fee payable by the State Street Institutional International Equity Fund and/or (ii) to reimburse the Fund for expenses to the extent that the Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing fees) exceed 0.55% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2022, except with approval of the Board.

SSGA FM is contractually obligated until January 31, 2022 to waive its management fee and/or reimburse certain expenses for the State Street Active Core Bond Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2022 except with approval of the Board.

Amounts waived or reimbursed are included in the respective Statements of Operations.

Distribution and Shareholder Servicing Fees  The Funds have adopted a Shareholder Servicing and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Each Fund pays State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the Funds’ principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of 0.25% of the average daily net assets of such Fund attributable to the Service Class shares. Currently, Investment Class shares are not subject to a 12b-1 fee.

Other Transactions with Affiliates  The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2021 are disclosed in the Schedules of Investments.

Due to Custodian  In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions.

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State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2021 (Unaudited)

The Due to Custodian amount, if any, reflects cash overdrawn with State Street Bank and Trust Company, as custodian, who is an affiliate of the Funds.

6.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Institutional Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the State Street Institutional Small-Cap Equity Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the State Street Institutional Small-Cap Equity Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

7.	Trustees’ Fees

The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

8.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2021 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Institutional U.S. Equity Fund	$—	$—	$96,093,464	$94,072,498
State Street Institutional Premier Growth Equity Fund	—	—	12,732,241	15,463,451
State Street Institutional Small-Cap Equity Fund	—	—	196,595,011	306,618,312
State Street Institutional International Equity Fund	—	—	9,279,760	12,612,504
State Street Active Core Bond Fund	33,792,429	24,036,966	24,766,665	19,628,438

9.	Income Tax Information

The Funds have qualified and intend to continue to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

72	Notes to Financial Statements

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2021 (Unaudited)

As of March 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional U.S. Equity Fund	$340,049,092	$208,458,662	$77	$208,458,585
State Street Institutional Premier Growth Equity Fund	47,733,962	43,531,882	307,805	43,224,077
State Street Institutional Small-Cap Equity Fund	854,928,842	454,576,447	8,015,830	446,560,617
State Street Institutional International Equity Fund	79,353,477	28,056,967	1,782,224	26,274,743
State Street Active Core Bond Fund	169,605,949	3,588,463	11,777,380	(8,188,917)

10.	Line of Credit

The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York

Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of March 31, 2021.

11.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Credit Risk  A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Market Risk  A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers,

Notes to Financial Statements	73

State Street Institutional Funds

Notes to Financial Statements, continued — March 31, 2021 (Unaudited)

and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.

12.	New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

13.	Subsequent Events

The Board has approved the appointment of Riverbridge Partners, LLC as a sub-adviser to the State Street Institutional Small-Cap Equity Fund to replace GlobeFlex Capital L.P., effective on or about June 30, 2021.

74	Notes to Financial Statements

State Street Institutional Funds

Other Information — March 31, 2021 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the Funds’ website at www.ssga.com/geam and the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	75

State Street Institutional Funds

Trustees:

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers:

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

David K. Lancaster, Assistant Treasurer

Sean O’Malley, Chief Legal Officer

David Barr, Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, Massachusetts 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the State Street Institutional Funds (the “Trust” or “Registrant”).

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	June 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	June 2, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	June 2, 2021